Markman MULTIFUNDS

                                        Annual
                                        Report

                                        December 31, 1997

                                        Conservative Allocation Portfolio
                                        Moderate Allocation Portfolio
                                        Aggressive Allocation Portfolio

1997: The Year of Surprises
--------------------------------------------------------------------------------
Pick your topic: blue chip stocks, inflation, emerging markets, bonds -- nothing seemed to turn out as forecast in the media last January. What does that tell us about the possibilities in 1998?

The well-read investor a year ago was being told that there were a few certainties that should be taken into account when investing in 1997. Here's a brief list of past conventional wisdom and actual 1997 reality:

Conventional Wisdom: Large U.S. stocks are due for a pause. It is almost impossible for the S&P 500 to gain more than 10% after the past few years' incredible runup.

What Really Happened: S&P 500 gained 33.4%, breaking all existing records and exceeding every other major index.
--------------------------------------------------------------------------------
Conventional Wisdom: Wage pressures and continued strong growth in the economy will push up inflation.

What Really Happened: Inflation fell to levels not seen since the 1960's, even in the face of the lowest unemployment levels of a generation.
--------------------------------------------------------------------------------
Conventional   Wisdom:   Rotate   holdings  from  overvalued  U.S.  market  into
international markets that are more reasonably priced. Get better upside potential with less risk.

What Really Happened: Can you say "currency devaluation?" International markets crash in fourth quarter in an apocalyptic frenzy. Ouch!
--------------------------------------------------------------------------------
Conventional Wisdom: Junk (high yield) bonds are due for a pause after a long run; treasuries will have rough sledding as inflation keeps rates up above 7%.

What Really Happened: Junk is king once again and returns 13.0%, according to Lipper Analytical. Treasuries also soar as rates plummet to 5.9% at year end.

As Casey Stengel said while surveying his hapless Mets, "Can anybody here play this game?"

Of course, it's easy to make fun and take cheap shots with the benefit of 20/20 hindsight. And we here at Markman have certainly made our share of wrong calls (more on that later).

My point is simply to illustrate my answer to the question "What will the market do?" The market will do whatever it takes in order to embarrass the maximum number of pundits.

--------------------------------------------------------------------------------
                                    Markman

A Look Back at Our Year

You may recall that as the year began I was one of those geniuses who were confidently stating that there was no way the S&P 500 would "threepeat" after its stunning '95 and '96 runup. We thus began the year with a reduced weighting in large cap U.S. growth investments. In our last annual report I did, however, point out two areas that I felt would produce superior risk-adjusted returns, Real Estate and Small Cap Value. The results were happily as expected. We held Cohen & Steers Realty in the Conservative and Moderate Portfolios and it returned 21.2% for 1997. T. Rowe Price Small Cap Value in the Conservative Portfolio gained 27.9% and Oakmark Small Cap soared 40.5%, helping the Aggressive Portfolio.

Happier to be Home

Our international exposure was large as the year began, running some 30-35% of the Moderate and Aggressive Portfolios. We can rattle on forever about asset allocation and relative value, yada, yada, yada - but the fact is our international exposure was largely dead weight for most of the year. Fortunately, we didn't stay stuck in what "should be" and moved to reduce those allocations as soon as our U.S. outlook brightened in early spring. By June 30, we were down to 25 - 30% and by September 30 we were 13% and 21% international in the Aggressive and Moderate Portfolios; and by year-end the allocations were 9% and 14% respectively. Additionally, 80% of that international allocation was in more stable European value stocks. Thus we were able to side step some of the fourth quarter carnage in the emerging markets. By year-end the bulk of our international exposure was via the European holdings of the various Mutual Series funds we own. We continue to believe this approach will give us a good risk/return profile in 1998.

Glass Now Half Full

By early spring, continued good news on the inflation and earnings front convinced me I was wrong in my earlier gloomy assessment of the U.S. market. We moved quickly out of our defensive mode; in the Conservative Portfolio we


          "What will the market do?"
          The market will do whatever it takes in order to embarrass the maximum number of pundits.

          I've felt all year that inflation worries were much over done, with the current Asian crisis being the final straw that resoundingly crushes any near-term inflation concerns.



sold Robertson Stephens Contrarian and Lindner Dividend and reduced our allocation of Merger Fund. We then bought Dodge and Cox Balanced, a cautious balanced fund that we felt would increase our upside without significantly increasing our risk.

In the Moderate and Aggressive Portfolios we reallocated some international holdings toward Rydex Nova and Rydex OTC, two "high test" funds that quickly gave us increased U.S. large cap and technology exposure.

No Inflation Bogey Man

Those of you who listen to our weekly hotline know that I've felt all year that inflation worries were much over done, with the current Asian crisis being the final straw that resoundingly crushes any near-term inflation concerns.

--------------------------------------------------------------------------------
                                    MARKMAN                                    1

The following data replaces three graphs that represented comparisons between the captioned Funds and Indices:

                     Growth of $10,000 invested on 1/31/95

                         Graph 1                                 Graph 2                                    Graph 3
         -----------------------------------       -----------------------------------       ------------------------------------
                         Lehman                                                                                            Lipper
          Markman     Intermediate     Lipper       Markman                     Lipper        Markman                      Global
        Conservative   Government     Balanced     Moderate                    Balanced    Conservative                   Flexible
         Allocation       Bond          Fund      Allocation                     Fund       Allocation                      Fund
         Portfolio       Index         Index       Portfolio      S&P 500        Index       Portfolio      S&P 500         Index
         ---------       -----         -----       ---------      -------        -----       ---------      -------         -----
JAN 1995   10,000        10,000        10,000        10,000        10,000        10,000        10,000        10,000         10,000
           10,000         9,975         9,976        10,040        10,000        10,013        10,060        10,000         10,022
           10,010         9,976        10,000        10,100        10,052        10,039        10,100        10,052         10,043
           10,090        10,034         9,999        10,190        10,178        10,138        10,100        10,178         10,086
           10,130        10,026        10,026        10,230        10,236        10,167        10,240        10,236         10,119
           10,140        10,033        10,125        10,220        10,230        10,163        10,250        10,230         10,109
           10,160        10,042        10,156        10,230        10,239        10,170        10,260        10,239         10,100
           10,140        10,021        10,152        10,240        10,220        10,164        10,260        10,220         10,094
           10,140        10,016        10,156        10,260        10,249        10,176        10,270        10,249         10,112
           10,130        10,022        10,146        10,260        10,255        10,181        10,280        10,255         10,111
           10,150        10,058        10,152        10,270        10,276        10,203        10,270        10,276         10,117
           10,160        10,083        10,162        10,260        10,320        10,235        10,280        10,320         10,123
           10,150        10,098        10,184        10,250        10,334        10,235        10,280        10,334         10,123
           10,150        10,093        10,219        10,240        10,267        10,209        10,250        10,267         10,118
           10,140        10,094        10,230        10,220        10,284        10,200        10,190        10,284         10,114
           10,150        10,145        10,200        10,220        10,335        10,240        10,180        10,335         10,136
           10,180        10,148        10,201        10,300        10,376        10,262        10,210        10,376         10,158
           10,200        10,157        10,236        10,330        10,402        10,271        10,240        10,402         10,147
           10,170        10,195        10,266        10,280        10,313        10,240        10,170        10,313         10,098
           10,200        10,195        10,277        10,320        10,390        10,291        10,230        10,390         10,146
           10,170        10,192        10,246        10,310        10,356        10,280        10,220        10,356         10,123
           10,130        10,173        10,291        10,320        10,345        10,265        10,220        10,345         10,146
           10,110        10,162        10,261        10,310        10,353        10,265        10,220        10,353         10,162
           10,090        10,144        10,248        10,290        10,360        10,253        10,210        10,360         10,155
           10,040        10,144        10,198        10,240        10,285        10,204        10,160        10,285         10,126
           10,050        10,172        10,219        10,230        10,307        10,222        10,150        10,307         10,089
           10,060        10,196        10,300        10,290        10,450        10,235        10,230        10,450         10,096
           10,110        10,185        10,300        10,290        10,460        10,308        10,250        10,460         10,119
           10,110        10,228        10,317        10,290        10,461        10,327        10,250        10,461         10,149
           10,160        10,247        10,363        10,340        10,522        10,373        10,300        10,522         10,181
           10,170        10,252        10,360        10,340        10,501        10,371        10,300        10,501         10,223
           10,190        10,253        10,394        10,350        10,577        10,408        10,310        10,577         10,224
           10,180        10,251        10,387        10,340        10,579        10,397        10,310        10,579         10,217
           10,190        10,255        10,396        10,360        10,593        10,403        10,340        10,593         10,206
           10,190        10,237        10,385        10,350        10,570        10,390        10,330        10,570         10,203
           10,180        10,239        10,385        10,340        10,583        10,389        10,330        10,583         10,194
           10,180        10,245        10,391        10,340        10,589        10,398        10,360        10,589         10,194
           10,240        10,277        10,461        10,390        10,696        10,472        10,430        10,696         10,227
           10,270        10,291        10,502        10,430        10,748        10,520        10,550        10,748         10,290
           10,270        10,264        10,501        10,440        10,763        10,517        10,590        10,763         10,322
           10,260        10,268        10,492        10,440        10,747        10,513        10,520        10,747         10,325
           10,270        10,257        10,486        10,470        10,728        10,512        10,470        10,728         10,336
           10,260        10,247        10,470        10,450        10,696        10,508        10,460        10,696         10,378
           10,280        10,274        10,491        10,480        10,723        10,525        10,470        10,723         10,363
           10,330        10,284        10,529        10,540        10,798        10,553        10,440        10,798         10,405
           10,330        10,293        10,531        10,550        10,807        10,562        10,460        10,807         10,437
           10,340        10,306        10,543        10,560        10,818        10,575        10,440        10,818         10,462
           10,350        10,303        10,542        10,550        10,827        10,578        10,450        10,827         10,470
           10,360        10,305        10,551        10,560        10,839        10,584        10,510        10,839         10,447
           10,350        10,315        10,548        10,550        10,808        10,583        10,530        10,808         10,457
           10,370        10,327        10,568        10,580        10,844        10,610        10,570        10,844         10,476
           10,400        10,350        10,604        10,600        10,888        10,648        10,680        10,888         10,526
           10,380        10,363        10,578        10,590        10,823        10,625        10,620        10,823         10,552
           10,370        10,370        10,562        10,580        10,807        10,605        10,550        10,807         10,547
           10,350        10,368        10,542        10,550        10,797        10,575        10,390        10,797         10,525
           10,360        10,381        10,560        10,550        10,805        10,588        10,410        10,805         10,529
           10,390        10,382        10,597        10,580        10,874        10,630        10,480        10,874         10,585
           10,430        10,386        10,647        10,610        10,970        10,680        10,580        10,970         10,608
           10,420        10,384        10,640        10,590        10,954        10,683        10,600        10,954         10,639
           10,420        10,381        10,646        10,590        10,967        10,691        10,650        10,967         10,612
           10,430        10,370        10,654        10,610        10,986        10,545        10,710        10,986         10,626
           10,430        10,370        10,663        10,630        11,011        10,706        10,720        11,011         10,614
           10,430        10,366        10,656        10,630        11,004        10,700        10,680        11,004         10,618
           10,450        10,387        10,674        10,630        11,019        10,724        10,680        11,019         10,653
           10,530        10,421        10,751        10,700        11,140        10,800        10,790        11,140         10,722
           10,540        10,438        10,770        10,680        11,135        10,815        10,740        11,135         10,754
           10,570        10,501        10,789        10,690        11,136        10,838        10,690        11,136         10,766
           10,600        10,501        10,829        10,730        11,222        10,877        10,780        11,222         10,808
           10,630        10,534        10,850        10,740        11,218        10,894        10,770        11,218         10,819
           10,640        10,517        10,858        10,760        11,236        10,903        10,800        11,236         10,814
           10,640        10,506        10,855        10,790        11,238        10,909        10,900        11,238         10,769
           10,650        10,510        10,870        10,810        11,264        10,930        10,960        11,264         10,771
           10,680        10,530        10,908        10,840        11,311        10,973        11,010        11,311         10,808
           10,700        10,549        10,928        10,860        11,322        11,000        11,070        11,322         10,828
           10,680        10,546        10,921        10,870        11,298        10,995        11,170        11,298         10,820
           10,620        10,537        10,834        10,800        11,138        10,909        11,080        11,138         10,748
           10,610        10,527        10,828        10,790        11,135        10,892        11,080        11,135         10,716
           10,630        10,527        10,873        10,860        11,232        10,940        11,190        11,232         10,739
           10,660        10,557        10,935        10,910        11,338        11,002        11,370        11,338         10,783
           10,680        10,604        10,961        10,910        11,340        11,030        11,290        11,340         10,839
           10,690        10,613        10,972        10,900        11,343        11,033        11,260        11,343         10,876
           10,650        10,613        10,921        10,840        11,239        10,981        11,130        11,239         10,864
           10,660        10,657        10,925        10,770        11,238        10,972        10,890        11,238         10,858
           10,710        10,659        11,007        10,860        11,449        11,046        11,000        11,449         10,877
           10,740        10,694        11,038        10,900        11,451        11,082        11,110        11,451         10,915
           10,770        10,742        11,066        10,930        11,432        11,103        11,180        11,432         10,950
           10,820        10,748        11,105        10,990        11,499        11,152        11,260        11,499         11,000
           10,810        10,739        11,100        11,000        11,490        11,148        11,210        11,490         10,977
           10,780        10,692        11,065        10,970        11,447        11,120        11,230        11,447         10,947
           10,770        10,666        11,046        10,980        11,432        11,109        11,280        11,432         10,918
           10,710        10,624        10,972        10,930        11,338        11,040        11,270        11,338         10,847
           10,730        10,645        11,005        10,970        11,401        11,075        11,300        11,401         10,852
           10,790        10,741        11,102        11,030        11,521        11,167        11,380        11,521         10,900
           10,800        10,729        11,106        11,040        11,527        11,161        11,440        11,527         10,921
           10,810        10,718        11,111        11,070        11,541        11,172        11,510        11,541         10,929
           10,840        10,714        11,130        11,100        11,599        11,195        11,570        11,599         10,938
           10,890        10,735        11,204        11,170        11,716        11,273        11,760        11,716         10,996
           10,900        10,725        11,210        11,190        11,711        11,279        11,850        11,711         10,997
           10,900        10,743        11,211        11,180        11,689        11,274        11,800        11,689         11,018
           10,970        10,775        11,298        11,270        11,843        11,359        11,950        11,843         11,068
           10,960        10,769        11,273        11,260        11,813        11,343        11,940        11,813         11,074
           10,890        10,747        11,203        11,160        11,694        11,264        11,750        11,694         11,012
           10,860        10,742        11,174        11,110        11,657        11,230        11,630        11,657         10,989
           10,870        10,761        11,201        11,130        11,711        11,249        11,620        11,711         10,972
           10,870        10,707        11,175        11,170        11,693        11,238        11,730        11,693         10,975
           10,900        10,731        11,205        11,210        11,714        11,273        11,790        11,714         10,982
           10,900        10,735        11,233        11,200        11,765        11,296        11,800        11,765         11,009
           10,930        10,745        11,260        11,240        11,771        11,330        11,850        11,771         11,068
           11,000        10,811        11,357        11,340        11,919        11,427        12,000        11,919         11,129
           11,070        10,815        11,415        11,420        11,972        11,501        12,190        11,972         11,225
           11,090        10,818        11,440        11,450        11,990        11,531        12,230        11,990         11,271
           11,070        10,800        11,403        11,430        11,938        11,492        12,170        11,938         11,245
           11,150        10,804        11,473        11,560        12,070        11,576        12,440        12,070         11,295
           11,170        10,804        11,484        11,600        12,073        11,587        12,520        12,073         11,318
           11,150        10,781        11,456        11,590        12,049        11,569        12,530        12,049         11,288
           11,170        10,763        11,467        11,630        12,110        11,593        12,590        12,110         11,288
           11,110        10,753        11,406        11,530        12,020        11,520        12,400        12,020         11,243
           11,000        10,712        11,277        11,340        11,860        11,359        12,020        11,860         11,140
           11,030        10,709        11,308        11,400        11,915        11,401        12,110        11,915         11,141
           11,030        10,686        11,293        11,430        11,917        11,391        12,170        11,917         11,146
           11,110        10,686        11,349        11,550        11,982        11,462        12,420        11,982         11,200
           11,150        10,710        11,404        11,650        12,078        11,524        12,570        12,078         11,220
           11,160        10,698        11,407        11,690        12,090        11,530        12,650        12,090         11,237
           11,210        10,720        11,466        11,760        12,170        11,595        12,770        12,170         11,282
           11,190        10,709        11,440        11,740        12,121        11,566        12,710        12,121         11,284
           11,200        10,731        11,443        11,730        12,103        11,566        12,660        12,103         11,276
           11,160        10,716        11,404        11,650        12,051        11,524        12,500        12,051         11,258
           11,150        10,739        11,411        11,580        12,035        11,518        12,340        12,035         11,279
           11,150        10,716        11,402        11,550        12,038        11,501        12,330        12,038         11,293
           11,170        10,727        11,413        11,600        12,042        11,515        12,400        12,042         11,297
           11,180        10,740        11,434        11,600        12,067        11,537        12,420        12,067         11,291
           11,190        10,744        11,442        11,610        12,076        11,543        12,440        12,076         11,282
           11,180        10,736        11,429        11,620        12,063        11,542        12,490        12,063         11,272
           11,170        10,727        11,403        11,610        12,018        11,522        12,460        12,018         11,248
           11,150        10,695        11,357        11,600        11,970        11,485        12,500        11,970         11,200
           11,180        10,699        11,404        11,670        12,070        11,537        12,620        12,070         11,208
           11,180        10,698        11,400        11,680        12,047        11,540        12,660        12,047         11,184
           11,220        10,711        11,438        11,760        12,080        11,591        12,850        12,080         11,228
           11,230        10,698        11,440        11,770        12,061        11,603        12,860        12,061         11,221
           11,240        10,702        11,447        11,780        12,066        11,619        12,900        12,066         11,232
           11,250        10,725        11,448        11,710        12,042        11,598        12,710        12,042         11,241
           11,250        10,714        11,454        11,760        12,073        11,608        12,790        12,073         11,222
           11,230        10,711        11,428        11,760        12,024        11,589        12,820        12,024         11,210
           11,230        10,747        11,443        11,720        12,031        11,595        12,760        12,031         11,206
           11,240        10,791        11,488        11,740        12,088        11,629        12,740        12,088         11,232
           11,270        10,803        11,487        11,690        12,066        11,606        12,630        12,066         11,239
           11,250        10,789        11,488        11,660        12,088        11,604        12,560        12,088         11,228
           11,280        10,807        11,507        11,700        12,112        11,629        12,620        12,112         11,228
           11,300        10,817        11,532        11,750        12,133        11,664        12,710        12,133         11,267
           11,330        10,838        11,571        11,760        12,176        11,698        12,710        12,176         11,307
           11,380        10,858        11,649        11,880        12,293        11,793        12,900        12,293         11,350
           11,410        10,862        11,671        11,960        12,317        11,816        13,020        12,317         11,359
           11,420        10,846        11,667        11,980        12,321        11,819        13,070        12,321         11,362
           11,450        10,841        11,699        12,040        12,372        11,857        13,180        12,372         11,398
           11,470        10,846        11,723        12,070        12,400        11,876        13,270        12,400         11,441
           11,500        10,870        11,778        12,090        12,456        11,906        13,250        12,456         11,464
           11,520        10,864        11,775        12,110        12,505        11,921        13,260        12,505         11,470
           11,550        10,904        11,834        12,140        12,610        11,962        13,250        12,610         11,513
           11,550        10,893        11,814        12,090        12,605        11,925        13,150        12,605         11,499
           11,530        10,877        11,787        12,100        12,596        11,903        13,140        12,596         11,469
           11,560        10,890        11,815        12,170        12,628        11,933        13,220        12,628         11,479
           11,590        10,900        11,843        12,200        12,684        11,963        13,270        12,684         11,508
           11,550        10,867        11,788        12,150        12,603        11,901        13,220        12,603         11,514
           11,520        10,861        11,754        12,120        12,576        11,855        13,200        12,576         11,435
           11,500        10,862        11,745        12,100        12,577        11,829        13,110        12,577         11,397
           11,500        10,851        11,736        12,100        12,569        11,809        13,080        12,569         11,411
           11,480        10,850        11,724        12,060        12,567        11,781        13,010        12,567         11,415
           11,530        10,852        11,794        12,160        12,672        11,870        13,190        12,672         11,437
           11,550        10,887        11,809        12,150        12,640        11,877        13,180        12,640         11,465
           11,520        10,898        11,777        12,080        12,582        11,833        13,040        12,582         11,438
           11,510        10,908        11,769        12,070        12,596        11,808        12,960        12,596         11,433
           11,490        10,924        11,758        12,010        12,579        11,763        12,810        12,579         11,440
           11,500        10,933        11,786        12,040        12,609        11,808        12,900        12,609         11,463
           11,510        10,934        11,793        12,060        12,607        11,810        12,900        12,607         11,457
           11,470        10,934        11,731        11,940        12,518        11,717        12,680        12,518         11,406
           11,430        10,938        11,715        11,890        12,499        11,687        12,630        12,499         11,360
           11,470        10,939        11,749        11,990        12,543        11,747        12,760        12,543         11,360
           11,510        10,949        11,807        12,080        12,622        11,824        12,900        12,622         11,415
           11,550        10,978        11,856        12,120        12,653        11,872        12,930        12,653         11,452
           11,470        10,981        11,847        12,120        12,621        11,854        12,920        12,621         11,461
           11,430        10,989        11,880        12,200        12,702        11,913        13,080        12,702         11,482
           11,470        10,980        11,885        12,230        12,719        11,928        13,160        12,719         11,483
           11,510        10,986        11,901        12,260        12,788        11,942        13,170        12,788         11,507
           11,550        10,964        11,847        12,190        12,719        11,869        13,050        12,719         11,485
           11,490        10,962        11,816        12,160        12,668        11,839        13,060        12,668         11,492
           11,480        10,985        11,836        12,150        12,700        11,855        13,030        12,700         11,439
           11,430        10,996        11,787        12,080        12,612        11,784        12,910        12,612         11,409
           11,340        10,991        11,711        11,970        12,488        11,698        12,800        12,488         11,325
           11,350        10,994        11,748        12,010        12,554        11,741        12,860        12,554         11,310
           11,400        11,003        11,795        12,080        12,633        11,800        12,970        12,633         11,354
           11,390        11,010        11,781        12,060        12,595        11,790        12,950        12,595         11,369
           11,430        11,034        11,830        12,100        12,656        11,832        12,990        12,656         11,377
           11,510        11,055        11,915        12,200        12,778        11,920        13,110        12,778         11,427
           11,550        11,053        11,928        12,250        12,797        11,950        13,200        12,797         11,453
           11,530        11,048        11,916        12,220        12,753        11,933        13,150        12,753         11,450
           11,490        11,038        11,883        12,130        12,707        11,877        12,950        12,707         11,424
           11,500        11,064        11,947        12,180        12,827        11,935        12,940        12,827         11,443
           11,560        11,055        11,963        12,280        12,864        11,979        13,110        12,864         11,460
           11,550        11,045        11,949        12,260        12,853        11,964        13,120        12,853         11,439
           11,520        11,062        11,945        12,220        12,846        11,952        13,030        12,846         11,409
           11,440        11,067        11,907        12,120        12,782        11,889        12,840        12,782         11,397
           11,470        11,055        11,935        12,180        12,887        11,908        12,870        12,887         11,403
           11,520        11,079        11,995        12,230        12,961        11,964        12,910        12,961         11,443
           11,560        11,087        12,025        12,250        13,021        11,987        12,930        13,021         11,470
           11,500        11,089        11,986        12,150        12,953        11,938        12,750        12,953         11,465
           11,490        11,079        12,002        12,140        13,028        11,949        12,690        13,028         11,482
           11,470        11,075        12,001        12,100        12,988        11,947        12,660        12,988         11,483
           11,510        11,088        12,024        12,150        13,023        11,979        12,730        13,023         11,506
           11,520        11,101        12,050        12,160        13,052        12,008        12,730        13,052         11,537
           11,620        11,102        12,094        12,290        13,165        12,075        12,950        13,165         11,584
           11,670        11,116        12,125        12,340        13,197        12,117        13,050        13,197         11,600
           11,680        11,145        12,142        12,360        13,148        12,134        13,120        13,148         11,615
           11,680        11,161        12,167        12,340        13,183        12,143        13,070        13,183         11,655
           11,780        11,189        12,258        12,450        13,329        12,241        13,260        13,329         11,716
           11,800        11,182        12,292        12,500        13,417        12,271        13,250        13,417         11,755
           11,800        11,175        12,306        12,510        13,475        12,277        13,180        13,475         11,774
           11,760        11,160        12,255        12,440        13,388        12,230        13,080        13,388         11,762
           11,780        11,155        12,264        12,480        13,417        12,244        13,140        13,417         11,759
           11,810        11,172        12,281        12,480        13,462        12,260        13,170        13,462         11,767
           11,780        11,169        12,257        12,440        13,446        12,218        13,090        13,446         11,751
           11,800        11,167        12,282        12,470        13,515        12,236        13,110        13,515         11,763
           11,730        11,169        12,232        12,390        13,412        12,168        12,960        13,412         11,753
           11,700        11,174        12,218        12,350        13,399        12,141        12,850        13,399         11,729
           11,560        11,146        12,054        12,140        13,193        11,984        12,580        13,193         11,633
           11,620        11,185        12,135        12,220        13,305        12,079        12,740        13,305         11,642
           11,610        11,185        12,121        12,220        13,175        12,055        12,750        13,175         11,682
           11,650        11,183        12,167        12,280        13,275        12,125        12,900        13,275         11,735
           11,690        11,202        12,203        12,330        13,307        12,167        12,970        13,307         11,797
           11,720        11,214        12,234        12,350        13,358        12,192        13,000        13,358         11,836
           11,730        11,227        12,255        12,380        13,363        12,213        13,050        13,363         11,860
           11,760        11,242        12,267        12,390        13,355        12,209        13,030        13,355         11,854
           11,800        11,259        12,308        12,450        13,396        12,263        13,121        13,396         11,878
           11,843        11,264        12,375        12,494        13,499        12,304        13,132        13,499         11,938
           11,865        11,272        12,389        12,483        13,514        12,309        13,043        13,514         11,991
           11,822        11,259        12,333        12,406        13,436        12,231        12,932        13,436         12,002
           11,811        11,251        12,308        12,373        13,414        12,217        12,920        13,414         12,005
           11,832        11,256        12,326        12,395        13,456        12,239        12,932        13,456         12,003
           11,768        11,259        12,229        12,241        13,261        12,121        12,676        13,261         11,934
           11,671        11,234        12,085        12,098        13,024        11,988        12,553        13,024         11,843
           11,692        11,244        12,138        12,186        13,116        12,048        12,720        13,116         11,861
           11,703        11,254        12,142        12,219        13,097        12,056        12,754        13,097         11,862
           11,682        11,254        12,118        12,175        13,053        12,016        12,653        13,053         11,841
           11,736        11,290        12,200        12,241        13,241        12,093        12,720        13,241         11,886
           11,746        11,315        12,213        12,285        13,197        12,105        12,765        13,197         11,896
           11,768        11,331        12,239        12,318        13,239        12,146        12,809        13,239         11,910
           11,789        11,328        12,284        12,406        13,317        12,199        12,943        13,317         11,958
           11,811        11,307        12,301        12,483        13,352        12,224        13,087        13,352         11,978
           11,822        11,304        12,283        12,494        13,339        12,211        13,121        13,339         11,959
           11,886        11,317        12,366        12,626        13,495        12,294        13,277        13,495         12,007
           11,875        11,295        12,324        12,593        13,434        12,254        13,254        13,434         11,998
           11,918        11,316        12,377        12,649        13,534        12,304        13,299        13,534         12,014
           11,951        11,308        12,406        12,660        13,594        12,329        13,299        13,594         12,023
           12,015        11,334        12,487        12,759        13,723        12,422        13,410        13,723         12,088
           12,080        11,358        12,558        12,836        13,853        12,500        13,510        13,853         12,168
           12,112        11,349        12,581        12,880        13,909        12,544        13,577        13,909         12,210
           12,112        11,350        12,553        12,880        13,853        12,518        13,610        13,853         12,218
           12,144        11,341        12,591        12,957        13,976        12,574        13,722        13,976         12,245
           12,177        11,352        12,647        13,012        14,083        12,636        13,789        14,083         12,265
           12,198        11,352        12,671        13,034        14,164        12,660        13,777        14,164         12,272
           12,263        11,358        12,734        13,111        14,301        12,723        13,844        14,301         12,298
           12,273        11,365        12,741        13,122        14,308        12,733        13,822        14,308         12,287
           12,316        11,391        12,803        13,144        14,420        12,785        13,833        14,420         12,317
           12,306        11,406        12,800        13,122        14,403        12,781        13,777        14,403         12,320
           12,295        11,394        12,758        13,111        14,297        12,737        13,766        14,297         12,311
           12,284        11,375        12,717        13,122        14,207        12,703        13,789        14,207         12,294
           12,273        11,355        12,676        13,111        14,136        12,665        13,789        14,136         12,281
           12,177        11,274        12,552        13,001        13,976        12,539        13,666        13,976         12,165
           12,241        11,283        12,626        13,111        14,141        12,634        13,811        14,141         12,210
           12,349        11,309        12,747        13,254        14,377        12,775        13,989        14,377         12,286
           12,349        11,292        12,748        13,298        14,382        12,776        14,033        14,382         12,322
           12,306        11,286        12,668        13,221        14,194        12,681        13,944        14,194         12,259
           12,273        11,262        12,630        13,166        14,125        12,643        13,855        14,125         12,218
           12,273        11,233        12,608        13,177        14,285        12,623        13,866        14,285         12,214
           12,252        11,228        12,564        13,111        13,982        12,565        13,755        13,982         12,165
           12,273        11,282        12,623        13,111        14,068        12,612        13,677        14,068         12,211
           12,338        11,313        12,706        13,177        14,211        12,691        13,711        14,211         12,257
           12,370        11,288        12,736        13,276        14,321        12,742        13,866        14,321         12,272
           12,359        11,260        12,699        13,232        14,243        12,697        13,811        14,243         12,241
           12,381        11,251        12,703        13,254        14,280        12,710        13,833        14,280         12,231
           12,155        11,131        12,427        12,946        13,840        12,411        13,477        13,840         12,036
           12,198        11,158        12,514        13,012        13,983        12,499        13,544        13,983         12,020
           12,177        11,147        12,481        12,968        13,919        12,465        13,488        13,919         12,026
           12,209        11,150        12,513        13,012        13,957        12,507        13,577        13,957         12,023
           12,241        11,152        12,548        13,034        14,008        12,552        13,633        14,008         12,056
           12,263        11,109        12,535        13,078        14,021        12,554        13,666        14,021         12,067
           12,349        11,118        12,646        13,177        14,267        12,685        13,789        14,267         12,144
           12,338        11,131        12,645        13,144        14,246        12,680        13,744        14,246         12,179
           12,349        11,165        12,641        13,122        14,209        12,665        13,688        14,209         12,182
           12,359        11,179        12,644        13,122        14,192        12,664        13,677        14,192         12,214
           12,381        11,168        12,652        13,144        14,224        12,673        13,711        14,224         12,228
           12,370        11,195        12,654        13,089        14,211        12,667        13,622        14,211         12,264
           12,392        11,196        12,670        13,089        14,275        12,692        13,610        14,275         12,260
           12,381        11,161        12,626        13,089        14,191        12,657        13,622        14,191         12,251
           12,392        11,138        12,615        13,100        14,192        12,652        13,633        14,192         12,243
           12,435        11,174        12,611        13,111        14,116        12,655        13,655        14,116         12,261
           12,499        11,180        12,691        13,210        14,296        12,739        13,777        14,296         12,296
           12,521        11,200        12,719        13,232        14,333        12,770        13,822        14,333         12,344
           12,521        11,189        12,726        13,254        14,347        12,780        13,855        14,347         12,358
           12,542        11,169        12,721        13,276        14,347        12,780        13,911        14,347         12,368
           12,424        11,077        12,542        13,133        14,098        12,602        13,711        14,098         12,264
           12,435        11,101        12,551        13,133        14,054        12,607        13,733        14,054         12,261
           12,381        11,086        12,455        13,034        13,864        12,514        13,610        13,864         12,242
           12,359        11,076        12,406        12,968        13,814        12,460        13,544        13,814         12,203
           12,402        11,135        12,502        13,023        13,935        12,551        13,622        13,935         12,259
           12,445        11,157        12,565        13,100        14,062        12,627        13,733        14,062         12,312
           12,456        11,157        12,600        13,155        14,117        12,684        13,855        14,117         12,352
           12,456        11,141        12,559        13,111        14,045        12,632        13,800        14,045         12,340
           12,488        11,129        12,577        13,166        14,089        12,664        13,911        14,089         12,374
           12,521        11,153        12,606        13,210        14,121        12,694        13,978        14,121         12,402
           12,553        11,168        12,646        13,287        14,183        12,748        14,134        14,183         12,464
           12,575        11,166        12,677        13,342        14,264        12,803        14,278        14,264         12,491
           12,596        11,152        12,661        13,375        14,233        12,801        14,345        14,233         12,494
           12,639        11,156        12,685        13,441        14,292        12,838        14,456        14,292         12,506
           12,682        11,165        12,709        13,485        14,307        12,864        14,501        14,307         12,559
           12,671        11,158        12,706        13,496        14,323        12,859        14,512        14,323         12,545
           12,671        11,140        12,695        13,496        14,324        12,844        14,534        14,324         12,530
           12,714        11,142        12,702        13,518        14,342        12,855        14,568        14,342         12,518
           12,628        11,093        12,550        13,375        14,092        12,692        14,345        14,092         12,447
           12,628        11,082        12,531        13,375        14,054        12,679        14,367        14,054         12,414
           12,628        11,097        12,523        13,353        14,038        12,669        14,367        14,038         12,416
           12,618        11,093        12,487        13,320        13,982        12,631        14,323        13,982         12,399
           12,607        11,107        12,547        13,331        14,129        12,696        14,345        14,129         12,423
           12,639        11,108        12,562        13,386        14,147        12,713        14,423        14,147         12,424
           12,693        11,140        12,653        13,496        14,294        12,822        14,601        14,294         12,467
           12,725        11,153        12,752        13,606        14,504        12,930        14,812        14,504         12,514
           12,790        11,175        12,809        13,683        14,596        13,003        14,946        14,596         12,554
           12,822        11,180        12,815        13,705        14,594        13,010        14,946        14,594         12,587
           12,811        11,153        12,793        13,727        14,583        12,992        15,002        14,583         12,580
           12,843        11,173        12,848        13,771        14,678        13,046        15,057        14,678         12,618
           12,876        11,189        12,902        13,815        14,773        13,097        15,169        14,773         12,639
           12,897        11,187        12,900        13,804        14,764        13,093        15,135        14,764         12,638
           12,919        11,197        12,950        13,837        14,890        13,138        15,169        14,890         12,657
           12,930        11,182        12,924        13,826        14,838        13,119        15,124        14,838         12,632
           12,962        11,191        12,948        13,848        14,893        13,135        15,102        14,893         12,627
           12,919        11,128        12,886        13,793        14,755        13,060        15,002        14,755         12,599
           12,886        11,162        12,825        13,694        14,665        12,989        14,868        14,665         12,585
           12,919        11,159        12,882        13,727        14,750        13,029        14,924        14,750         12,592
           12,951        11,135        12,848        13,793        14,694        13,007        15,013        14,694         12,609
           12,940        11,153        12,839        13,760        14,662        12,993        14,957        14,662         12,579
           12,962        11,155        12,899        13,804        14,770        13,048        15,002        14,770         12,611
           12,983        11,168        12,962        13,870        14,904        13,105        15,035        14,904         12,637
           12,930        11,195        12,927        13,782        14,787        13,056        14,879        14,787         12,627
           12,865        11,129        12,870        13,716        14,794        12,992        14,824        14,794         12,576
           12,876        11,126        12,861        13,738        14,769        12,985        14,835        14,769         12,578
           12,876        11,124        12,850        13,727        14,743        12,976        14,824        14,743         12,570
           12,876        11,116        12,838        13,738        14,707        12,966        14,846        14,707         12,583
           12,854        11,127        12,824        13,661        14,684        12,945        14,723        14,684         12,572
           12,833        11,150        12,817        13,595        14,638        12,929        14,590        14,638         12,573
           12,811        11,170        12,812        13,529        14,624        12,924        14,490        14,624         12,582
           12,768        11,164        12,781        13,375        14,556        12,880        14,223        14,556         12,595
           12,725        11,153        12,763        13,320        14,554        12,866        14,134        14,554         12,582
           12,671        11,149        12,740        13,232        14,557        12,831        14,000        14,557         12,563
           12,693        11,160        12,786        13,309        14,662        12,880        14,100        14,662         12,582
           12,725        11,173        12,811        13,386        14,706        12,910        14,200        14,706         12,616
           12,714        11,182        12,812        13,353        14,698        12,896        14,156        14,698         12,616
           12,671        11,185        12,764        13,221        14,613        12,835        13,933        14,613         12,602
           12,671        11,214        12,822        13,320        14,704        12,911        14,089        14,704         12,619
           12,747        11,255        12,891        13,452        14,750        12,987        14,323        14,750         12,663
           12,779        11,253        12,944        13,518        14,868        13,050        14,401        14,868         12,698
           12,768        11,230        12,919        13,507        14,821        13,014        14,401        14,821         12,672
           12,768        11,248        12,914        13,463        14,794        12,999        14,312        14,794         12,672
           12,661        11,159        12,703        13,276        14,466        12,779        14,056        14,466         12,558
           12,596        11,160        12,644        13,166        14,362        12,711        13,889        14,362         12,496
           12,607        11,176        12,687        13,199        14,412        12,747        13,944        14,412         12,526
           12,585        11,203        12,705        13,133        14,442        12,754        13,811        14,442         12,530
           12,467        11,219        12,610        12,869        14,214        12,623        13,444        14,214         12,470
           12,456        11,219        12,610        12,825        14,226        12,636        13,399        14,226         12,443
           12,402        11,225        12,437        12,615        13,865        12,429        13,032        13,865         12,325
           12,338        11,253        12,411        12,516        13,833        12,397        12,943        13,833         12,275
           12,370        11,250        12,491        12,626        13,960        12,498        13,132        13,960         12,316
           12,402        11,287        12,559        12,704        14,170        12,647        13,288        14,170         12,408
           12,435        11,269        12,559        12,704        14,064        12,585        13,243        14,064         12,414
           12,413        11,257        12,492        12,615        13,955        12,500        13,099        13,955         12,355
           12,392        11,269        12,431        12,527        13,803        12,419        12,920        13,803         12,313
           12,338        11,255        12,399        12,450        13,799        12,385        12,865        13,799         12,240
           12,359        11,256        12,449        12,505        13,898        12,460        12,954        13,898         12,280
           12,359        11,262        12,503        12,571        14,002        12,523        13,032        14,002         12,302
           12,359        11,245        12,449        12,560        13,894        12,460        12,965        13,894         12,274
           12,370        11,261        12,497        12,571        13,991        12,518        12,965        13,991         12,289
           12,381        11,289        12,536        12,626        14,098        12,584        13,021        14,098         12,355
           12,435        11,307        12,705        12,715        14,323        12,733        13,165        14,323         12,450
           12,488        11,388        12,864        12,836        14,599        12,906        13,388        14,599         12,562
           12,499        11,387        12,840        12,836        14,550        12,879        13,366        14,550         12,577
           12,510        11,381        12,857        12,836        14,598        12,897        13,388        14,598         12,568
           12,521        11,378        12,885        12,869        14,639        12,929        13,444        14,639         12,572
           12,532        11,379        12,877        12,869        14,605        12,925        13,432        14,605         12,574
           12,521        11,401        12,887        12,847        14,598        12,932        13,399        14,598         12,568
           12,542        11,411        12,895        12,836        14,680        12,958        13,388        14,680         12,590
           12,532        11,384        12,822        12,792        14,561        12,878        13,288        14,561         12,571
           12,542        11,389        12,851        12,814        14,604        12,912        13,321        14,604         12,566
           12,542        11,376        12,847        12,825        14,610        12,921        13,343        14,610         12,568
           12,575        11,397        12,891        12,825        14,676        12,962        13,343        14,676         12,595
           12,596        11,395        12,905        12,836        14,707        12,971        13,321        14,707         12,601
           12,618        11,399        12,907        12,836        14,688        12,972        13,310        14,688         12,624
           12,628        11,394        12,898        12,836        14,677        12,961        13,299        14,677         12,620
           12,650        11,389        12,952        12,880        14,801        13,019        13,388        14,801         12,663
           12,650        11,362        12,902        12,902        14,721        12,974        13,388        14,721         12,654
           12,650        11,334        12,859        12,902        14,651        12,924        13,343        14,651         12,618
           12,671        11,344        12,895        12,935        14,707        12,965        13,410        14,707         12,641
           12,671        11,342        12,890        12,946        14,676        12,960        13,432        14,676         12,640
           12,650        11,322        12,807        12,913        14,515        12,877        13,343        14,515         12,588
           12,628        11,293        12,734        12,869        14,396        12,801        13,277        14,396         12,537
           12,628        11,305        12,758        12,836        14,456        12,824        13,254        14,456         12,513
           12,661        11,298        12,774        12,880        14,482        12,837        13,299        14,482         12,546
           12,661        11,291        12,706        12,847        14,347        12,706        13,210        14,347         12,514
           12,661        11,308        12,783        12,880        14,485        12,837        13,299        14,485         12,546
           12,682        11,331        12,871        12,924        14,664        12,923        13,377        14,664         12,601
           12,693        11,320        12,868        12,935        14,667        12,913        13,399        14,667         12,591
           12,704        11,322        12,906        12,968        14,747        12,947        13,432        14,747         12,608
           12,714        11,343        12,962        13,012        14,837        13,010        13,510        14,837         12,645
           12,736        11,396        13,085        13,089        15,045        13,144        13,655        15,045         12,745
           12,747        11,404        13,125        13,122        15,125        13,188        13,700        15,125         12,787
           12,736        11,373        13,096        13,122        15,102        13,161        13,711        15,102         12,787
           12,736        11,370        13,072        13,111        15,070        13,136        13,700        15,070         12,782
           12,725        11,361        13,078        13,133        15,105        13,148        13,722        15,105         12,783
           12,725        11,368        13,126        13,144        15,194        13,195        13,755        15,194         12,805
           12,725        11,381        13,120        13,122        15,182        13,181        13,711        15,182         12,772
           12,725        11,408        13,128        13,111        15,163        13,208        13,711        15,163         12,793
           12,747        11,431        13,157        13,155        15,168        13,238        13,755        15,168         12,835
           12,757        11,448        13,188        13,177        15,169        13,268        13,789        15,169         12,866
           12,768        11,442        13,191        13,188        15,177        13,273        13,789        15,177         12,875
           12,768        11,438        13,205        13,199        15,202        13,281        13,800        15,202         12,888
           12,811        11,464        13,238        13,221        15,241        13,309        13,811        15,241         12,909
           12,843        11,482        13,309        13,276        15,352        13,382        13,911        15,352         12,965
           12,843        11,481        13,305        13,276        15,325        13,375        13,911        15,325         12,956
           12,865        11,534        13,423        13,342        15,518        13,499        14,033        15,518         13,015
           12,876        11,522        13,429        13,364        15,560        13,500        14,056        15,560         13,025
           12,865        11,518        13,395        13,331        15,504        13,468        14,000        15,504         13,028
           12,854        11,509        13,347        13,309        15,420        13,422        13,955        15,420         12,992
           12,843        11,490        13,319        13,287        15,374        13,395        13,933        15,374         12,964
           12,854        11,515        13,389        13,309        15,508        13,466        13,978        15,508         13,007
           12,865        11,515        13,425        13,342        15,572        13,497        14,033        15,572         13,028
           12,865        11,522        13,422        13,353        15,550        13,494        14,045        15,550         13,045
           12,865        11,525        13,430        13,342        15,592        13,492        14,022        15,592         13,038
           12,876        11,546        13,477        13,353        15,651        13,527        14,045        15,651         13,060
           12,897        11,551        13,512        13,364        15,736        13,569        14,067        15,736         13,117
           12,886        11,550        13,501        13,353        15,714        13,544        14,022        15,714         13,111
           12,876        11,537        13,448        13,309        15,642        13,482        13,955        15,642         13,081
           12,865        11,544        13,443        13,287        15,658        13,488        13,922        15,658         13,048
           12,854        11,545        13,405        13,265        15,544        13,450        13,866        15,544         13,033
           12,854        11,556        13,401        13,265        15,517        13,444        13,855        15,517         13,031
           12,843        11,558        13,359        13,232        15,436        13,396        13,777        15,436         13,003
           12,843        11,612        13,430        13,221        15,532        13,457        13,766        15,532         13,016
           12,854        11,612        13,431        13,232        15,523        13,458        13,766        15,523         13,020
           12,854        11,625        13,485        13,265        15,621        13,521        13,844        15,621         13,046
           12,854        11,621        13,469        13,276        15,590        13,508        13,844        15,590         13,059
           12,865        11,632        13,495        13,276        15,657        13,537        13,866        15,657         13,073
           12,876        11,652        13,578        13,320        15,821        13,627        13,955        15,821         13,130
           12,919        11,650        13,689        13,408        16,056        13,739        14,100        16,056         13,220
           12,940        11,663        13,730        13,452        16,127        13,790        14,156        16,127         13,251
           12,962        11,658        13,759        13,463        16,198        13,818        14,189        16,198         13,285
           12,983        11,658        13,776        13,496        16,222        13,838        14,223        16,222         13,315
           13,005        11,685        13,777        13,485        16,172        13,843        14,211        16,172         13,328
           13,026        11,688        13,787        13,507        16,211        13,859        14,256        16,211         13,338
           13,059        11,706        13,853        13,540        16,318        13,919        14,312        16,318         13,390
           13,069        11,703        13,853        13,540        16,358        13,925        14,312        16,358         13,416
           13,080        11,702        13,849        13,551        16,346        13,915        14,300        16,346         13,426
           13,091        11,712        13,904        13,573        16,460        13,974        14,334        16,460         13,463
           13,123        11,722        13,937        13,595        16,503        14,019        14,378        16,503         13,493
           13,134        11,718        13,931        13,584        16,477        14,003        14,356        16,477         13,497
           13,166        11,717        13,992        13,628        16,610        14,065        14,423        16,610         13,551
           13,209        11,717        14,086        13,694        16,794        14,150        14,512        16,794         13,591
           13,198        11,733        14,081        13,694        16,775        14,138        14,512        16,775         13,586
           13,188        11,734        14,073        13,672        16,756        14,130        14,490        16,756         13,564
           13,209        11,766        14,113        13,716        16,802        14,175        14,534        16,802         13,603
           13,231        11,751        14,116        13,705        16,792        14,172        14,534        16,792         13,588
           13,209        11,773        14,053        13,683        16,608        14,120        14,456        16,608         13,576
           13,209        11,757        14,004        13,672        16,542        14,067        14,445        16,542         13,538
           13,241        11,727        13,979        13,716        16,528        14,051        14,479        16,528         13,560
           13,177        11,717        13,915        13,617        16,423        13,975        14,356        16,423         13,463
           13,252        11,739        14,033        13,738        16,649        14,100        14,523        16,649         13,549
           13,263        11,736        14,018        13,760        16,600        14,082        14,523        16,600         13,584
           13,198        11,693        13,909        13,672        16,451        13,956        14,434        16,451         13,478
           13,177        11,685        13,801        13,617        16,203        13,845        14,356        16,203         13,416
           13,155        11,710        13,797        13,551        16,187        13,838        14,278        16,187         13,382
           13,134        11,695        13,713        13,518        16,018        13,745        14,211        16,018         13,362
           13,134        11,688        13,743        13,529        16,130        13,776        14,223        16,130         13,364
           13,166        11,674        13,801        13,595        16,253        13,846        14,300        16,253         13,398
           13,241        11,706        13,954        13,672        16,570        14,000        14,401        16,570         13,469
           13,274        11,711        13,991        13,716        16,639        14,033        14,479        16,639         13,533
           13,263        11,714        13,973        13,716        16,596        14,005        14,479        16,596         13,534
           13,284        11,717        14,009        13,738        16,688        14,039        14,501        16,688         13,550
           13,306        11,719        14,057        13,771        16,795        14,088        14,534        16,795         13,584
           13,349        11,735        14,079        13,804        16,823        14,108        14,590        16,823         13,620
           13,360        11,740        14,068        13,848        16,758        14,100        14,657        16,758         13,648
           13,382        11,706        13,940        13,834        16,469        13,985        14,658        16,469         13,622
           13,301        11,675        13,854        13,738        16,387        13,985        14,539        16,387         13,622
           13,336        11,684        13,967        13,834        16,632        13,985        14,646        16,632         13,576
           13,347        11,687        13,978        13,870        16,624        14,011        14,670        16,624         13,609
           13,371        11,679        14,023        13,894        16,749        14,063        14,742        16,749         13,638
           13,382        11,676        13,991        13,906        16,646        14,031        14,742        16,646         13,644
           13,417        11,696        14,076        13,955        16,790        14,114        14,814        16,790         13,677
           13,440        11,662        14,092        13,955        16,893        14,136        14,826        16,893         13,665
           13,464        11,668        14,098        13,991        16,895        14,143        14,874        16,895         13,704
           13,522        11,699        14,214        14,087        17,103        14,246        14,969        17,103         13,776
           13,545        11,704        14,200        14,099        17,066        14,232        14,969        17,066         13,800
           13,557        11,690        14,219        14,135        17,123        14,256        15,029        17,123         13,841
           13,580        11,701        14,282        14,171        17,267        14,317        15,101        17,267         13,864
           13,592        11,701        14,292        14,195        17,279        14,331        15,137        17,279         13,856
           13,604        11,716        14,348        14,232        17,413        14,388        15,184        17,413         13,866
           13,604        11,712        14,363        14,268        17,492        14,403        15,232        17,492         13,893
           13,580        11,702        14,288        14,244        17,299        14,335        15,172        17,299         13,887
           13,557        11,692        14,199        14,183        17,143        14,237        15,053        17,143         13,802
           13,534        11,684        14,121        14,111        17,020        14,161        14,945        17,020         13,744
           13,545        11,703        14,130        14,147        17,022        14,179        14,957        17,022         13,761
           13,557        11,707        14,197        14,159        17,191        14,228        14,969        17,191         13,765
           13,592        11,719        14,317        14,256        17,453        14,342        15,113        17,453         13,825
           13,615        11,744        14,367        14,292        17,498        14,391        15,172        17,498         13,880
           13,627        11,772        14,388        14,316        17,512        14,408        15,196        17,512         13,890
           13,627        11,777        14,411        14,328        17,570        14,420        15,196        17,570         13,893
           13,615        11,774        14,304        14,292        17,328        14,322        15,101        17,328         13,861
           13,615        11,772        14,325        14,304        17,375        14,330        15,125        17,375         13,862
           13,662        11,792        14,428        14,388        17,585        14,422        15,256        17,585         13,933
           13,662        11,799        14,387        14,388        17,494        14,382        15,208        17,494         13,926
           13,673        11,798        14,419        14,400        17,586        14,408        15,208        17,586         13,919
           13,720        11,796        14,549        14,484        17,885        14,537        15,352        17,885         13,998
           13,755        11,823        14,663        14,557        18,088        14,655        15,459        18,088         14,081
           13,767        11,840        14,658        14,569        18,015        14,654        15,447        18,015         14,092
           13,813        11,845        14,721        14,629        18,192        14,706        15,507        18,192         14,115
           13,813        11,843        14,688        14,629        18,109        14,672        15,495        18,109         14,089
           13,778        11,828        14,579        14,569        17,894        14,564        15,376        17,894         14,046
           13,778        11,828        14,565        14,533        17,872        14,538        15,316        17,872         14,032
           13,802        11,821        14,639        14,593        18,062        14,602        15,400        18,062         14,070
           13,813        11,821        14,663        14,617        18,101        14,625        15,447        18,101         14,115
           13,790        11,762        14,569        14,569        17,962        14,528        15,376        17,962         14,046
           13,790        11,758        14,465        14,521        17,729        14,427        15,268        17,729         14,003
           13,778        11,758        14,420        14,496        17,635        14,381        15,220        17,635         13,960
           13,813        11,763        14,453        14,521        17,735        14,413        15,256        17,735         13,950
           13,836        11,757        14,430        14,557        17,640        14,403        15,280        17,640         13,971
           13,860        11,760        14,535        14,617        17,893        14,505        15,400        17,893         14,017
           13,883        11,752        14,515        14,641        17,818        14,489        15,424        17,818         14,030
           13,918        11,772        14,602        14,701        17,961        14,568        15,507        17,961         14,078
           13,953        11,777        14,692        14,785        18,155        14,657        15,603        18,155         14,137
           13,976        11,780        14,664        14,809        18,104        14,640        15,627        18,104         14,134
           13,965        11,770        14,588        14,725        17,950        14,559        15,555        17,950         14,081
           13,895        11,734        14,405        14,617        17,626        14,379        15,400        17,626         13,958
           13,918        11,746        14,448        14,665        17,706        14,416        15,435        17,706         13,994
           13,895        11,743        14,453        14,605        17,764        14,407        15,376        17,764         13,939
           13,848        11,744        14,384        14,545        17,629        14,337        15,268        17,629         13,883
           13,836        11,739        14,340        14,521        17,543        14,279        15,196        17,543         13,858
           13,802        11,733        14,313        14,448        17,474        14,252        15,149        17,474         13,798
           13,802        11,731        14,327        14,460        17,506        14,260        15,184        17,506         13,826
           13,825        11,744        14,391        14,472        17,658        14,311        15,172        17,658         13,836
           13,836        11,737        14,377        14,521        17,619        14,308        15,208        17,619         13,869
           13,848        11,719        14,377        14,569        17,656        14,328        15,280        17,656         13,907
           13,755        11,692        14,197        14,496        17,285        14,156        15,149        17,285         13,829
           13,638        11,694        14,001        14,352        16,910        13,977        14,897        16,910         13,731
           13,604        11,707        14,027        14,256        16,967        13,966        14,802        16,967         13,657
           13,557        11,714        13,939        14,171        16,757        13,874        14,670        16,757         13,595
           13,499        11,721        13,934        14,135        16,762        13,876        14,670        16,762         13,578
           13,487        11,703        13,996        14,183        16,931        13,951        14,790        16,931         13,604
           13,522        11,724        14,071        14,256        17,026        14,024        14,885        17,026         13,663
           13,534        11,717        14,106        14,280        17,120        14,073        14,909        17,120         13,691
           13,534        11,719        14,056        14,280        16,998        14,026        14,897        16,998         13,681
           13,522        11,716        14,026        14,244        16,948        13,991        14,874        16,948         13,654
           13,440        11,694        13,811        14,123        16,486        13,776        14,658        16,486         13,533
           13,406        11,699        13,847        14,087        16,622        13,807        14,658        16,622         13,515
           13,475        11,732        13,978        14,183        16,868        13,928        14,778        16,868         13,616
           13,499        11,726        14,048        14,256        17,066        13,982        14,838        17,066         13,647
           13,510        11,743        14,051        14,244        17,698        13,991        14,826        17,698         13,665
           13,522        11,754        14,088        14,244        17,129        14,026        14,862        17,129         13,683
           13,487        11,747        14,014        14,207        16,996        13,956        14,790        16,996         13,642
           13,499        11,756        14,142        14,244        17,314        14,055        14,850        17,314         13,685
           13,499        11,747        14,133        14,232        17,293        14,059        14,874        17,293         13,703
           13,499        11,732        14,104        14,244        17,239        14,051        14,874        17,239         13,703
           13,475        11,728        14,031        14,159        17,109        13,969        14,730        17,109         13,635
           13,475        11,743        14,100        14,171        17,281        14,024        14,778        17,281         13,647
           13,545        11,802        14,334        14,328        17,753        14,237        15,005        17,753         13,786
           13,580        11,823        14,422        14,400        17,920        14,325        15,113        17,920         13,861
           13,604        11,835        14,414        14,424        17,859        14,328        15,149        17,859         13,895
           13,685        11,839        14,573        14,581        18,182        14,481        15,364        18,182         14,003
           13,755        11,846        14,748        14,761        18,570        14,652        15,591        18,570         14,131
           13,755        11,845        14,732        14,737        18,516        14,638        15,543        18,516         14,161
           13,732        11,822        14,600        14,653        18,247        14,528        15,459        18,247         14,100
           13,767        11,839        14,662        14,701        18,351        14,597        15,519        18,351         14,145
           13,790        11,863        14,726        14,761        18,457        14,654        15,579        18,457         14,202
           13,836        11,877        14,861        14,858        18,746        14,769        15,699        18,746         14,293
           13,825        11,856        14,814        14,858        18,648        14,723        15,675        18,648         14,292
           13,848        11,870        14,858        14,894        18,716        14,766        15,710        18,716         14,340
           13,871        11,877        14,913        14,942        18,853        14,819        15,794        18,853         14,372
           13,860        11,869        14,808        14,882        18,584        14,734        15,675        18,584         14,344
           13,860        11,870        14,829        14,894        18,663        14,754        15,687        18,663         14,344
           13,883        11,888        14,908        14,954        18,853        14,827        15,818        18,853         14,379
           13,895        11,877        14,892        14,990        18,803        14,818        15,866        18,803         14,390
           13,906        11,871        14,859        14,966        18,721        14,788        15,842        18,721         14,357
           13,953        11,876        14,969        15,062        18,976        14,894        15,997        18,976         14,444
           13,941        11,870        14,977        15,086        19,036        14,901        16,057        19,036         14,440
           13,953        11,866        14,963        15,074        18,981        14,889        16,033        18,981         14,445
           13,953        11,882        14,953        15,050        18,913        14,881        15,997        18,913         14,447
           13,988        11,915        15,012        15,074        19,008        14,937        16,021        19,008         14,444
           14,000        11,923        15,016        15,074        18,965        14,937        16,021        18,965         14,460
           14,034        11,934        15,025        15,074        18,946        14,944        15,974        18,946         14,487
           14,034        11,936        14,983        15,050        18,830        14,908        15,926        18,830         14,477
           14,069        11,938        15,023        15,098        18,907        14,947        15,997        18,907         14,504
           14,116        11,977        15,180        15,207        19,234        15,084        16,129        19,234         14,580
           14,151        11,963        15,208        15,267        19,345        15,119        16,237        19,345         14,616
           14,174        11,958        15,230        15,279        19,398        15,133        16,225        19,398         14,637
           14,198        11,960        15,272        15,303        19,498        15,164        16,284        19,498         14,649
           14,256        11,999        15,429        15,411        19,814        15,298        16,416        19,814         14,711
           14,326        12,015        15,539        15,520        20,034        15,387        16,524        20,034         14,770
           14,337        12,028        15,554        15,532        20,049        15,409        16,559        20,049         14,804
           14,314        12,020        15,545        15,520        20,060        15,415        16,583        20,060         14,797
           14,314        12,029        15,514        15,496        19,941        15,395        16,524        19,941         14,787
           14,361        12,030        15,609        15,592        20,142        15,492        16,691        20,142         14,839
           14,337        12,039        15,621        15,556        20,158        15,490        16,679        20,158         14,846
           14,279        12,035        15,438        15,460        19,708        15,321        16,488        19,708         14,770
           14,314        12,035        15,595        15,556        20,105        15,460        16,643        20,105         14,828
           14,302        12,034        15,528        15,532        19,941        15,406        16,583        19,941         14,861
           14,302        12,019        15,477        15,520        19,826        15,357        16,524        19,826         14,840
           14,326        12,030        15,532        15,544        19,908        15,397        16,583        19,908         14,856
           14,361        12,017        15,500        15,532        19,859        15,377        16,571        19,859         14,849
           14,396        12,040        15,586        15,616        19,994        15,448        16,655        19,994         14,907
           14,430        12,052        15,718        15,725        20,289        15,576        16,834        20,289         14,980
           14,489        12,090        15,869        15,845        20,579        15,713        16,990        20,579         15,098
           14,489        12,112        15,849        15,845        20,473        15,699        17,002        20,473         15,116
           14,512        12,112        15,918        15,905        20,625        15,762        17,097        20,625         15,141
           14,489        12,121        15,832        15,845        20,374        15,681        17,050        20,374         15,120
           14,524        12,122        15,893        15,881        20,515        15,738        17,121        20,515         15,144
           14,535        12,132        15,942        15,929        20,583        15,777        17,193        20,583         15,184
           14,559        12,124        15,950        15,977        20,621        15,789        17,289        20,621         15,204
           14,582        12,127        16,002        16,001        20,787        15,835        17,372        20,787         15,200
           14,652        12,149        16,121        16,146        21,031        15,961        17,576        21,031         15,316
           14,663        12,152        16,081        16,122        20,920        15,928        17,492        20,920         15,292
           14,605        12,138        15,924        15,953        20,554        15,779        17,241        20,554         15,191
           14,559        12,136        15,890        15,869        20,501        15,730        17,133        20,501         15,120
           14,640        12,173        16,109        16,074        20,973        15,932        17,384        20,973         15,244
           14,675        12,180        16,161        16,158        21,032        15,999        17,456        21,032         15,316
           14,710        12,180        16,193        16,182        21,116        16,038        17,480        21,116         15,321
           14,698        12,175        16,170        16,170        21,082        16,020        17,468        21,082         15,315
           14,710        12,192        16,157        16,146        21,030        16,006        17,396        21,030         15,317
           14,745        12,211        16,229        16,194        21,163        16,073        17,468        21,163         15,344
           14,826        12,228        16,350        16,302        21,392        16,203        17,647        21,392         15,431
           14,850        12,242        16,383        16,339        21,440        16,240        17,671        21,440         15,460
           14,815        12,181        16,263        16,278        21,280        16,136        17,623        21,280         15,373
           14,815        12,178        16,279        16,278        21,352        16,141        17,683        21,352         15,349
           14,838        12,175        16,307        16,302        21,398        16,179        17,767        21,398         15,362
           14,920        12,182        16,393        16,411        21,579        16,269        17,863        21,579         15,444
           14,896        12,175        16,309        16,387        21,375        16,203        17,779        21,375         15,446
           14,803        12,139        16,108        16,230        11,990        16,002        17,564        11,990         15,337
           14,803        12,149        16,139        16,206        21,062        16,006        17,480        21,062         15,303
           14,792        12,141        16,049        16,158        20,828        15,919        17,396        20,828         15,288
           14,780        12,157        16,020        16,122        20,731        15,889        17,372        20,731         15,263
           14,792        12,184        16,068        16,146        20,793        15,923        17,408        20,793         15,265
           14,722        12,192        15,862        15,941        20,256        15,722        17,121        20,256         15,159
           14,722        12,216        15,954        15,977        20,521        15,799        17,169        20,521         15,156
           14,792        12,213        16,079        16,110        20,825        15,943        17,384        20,825         15,235
           14,861        12,205        16,206        16,242        21,128        16,084        17,576        21,128         15,327
           14,803        12,189        16,069        16,122        20,807        15,956        17,420        20,807         15,271
           14,768        12,175        16,025        16,050        20,774        15,906        17,360        20,774         15,197
           14,792        12,168        16,008        16,050        20,697        15,898        17,360        20,697         15,185
           14,780        12,174        15,957        15,977        20,537        15,846        17,253        20,537         15,157
           14,792        12,173        15,968        15,989        20,556        15,852        17,277        20,556         15,150
           14,780        12,202        15,911        15,917        20,333        15,785        17,169        20,333         15,088
           14,768        12,192        15,863        15,881        20,239        15,737        17,145        20,239         15,019
           14,896        12,212        16,119        16,074        20,872        15,996        17,408        20,872         15,150
           14,920        12,203        16,139        16,110        20,884        16,036        17,444        20,884         15,211
           14,920        12,205        16,161        16,146        20,952        16,061        17,504        20,952         15,234
           14,931        12,204        16,150        16,182        20,912        16,065        17,552        20,912         15,274
           14,966        12,212        16,180        16,218        20,962        16,093        17,623        20,962         15,306
           15,001        12,213        16,212        16,242        21,017        16,111        17,659        21,017         15,328
           14,966        12,208        16,086        16,134        20,689        15,982        17,492        20,689         15,260
           14,920        12,204        16,014        16,062        20,545        15,906        17,420        20,545         15,186
           15,001        12,239        16,156        16,194        20,800        16,032        17,552        20,800         15,248
           15,024        12,248        16,145        16,218        20,711        16,035        17,540        20,711         15,283
           15,141        12,306        16,409        16,387        21,295        16,296        17,803        21,295         15,422
           15,164        12,312        16,406        16,423        21,236        16,310        17,839        21,236         15,440
           15,222        12,305        16,451        16,495        21,333        16,356        17,898        21,333         15,485
           15,222        12,311        16,473        16,519        21,406        16,396        17,982        21,406         15,519
           15,281        12,328        16,535        16,603        21,517        16,464        18,090        21,517         15,559
           15,269        12,316        16,488        16,579        21,439        16,413        18,090        21,439         15,538
           15,281        12,334        16,449        16,567        21,271        16,368        17,994        21,271         15,567
           15,281        12,308        16,376        16,531        21,123        16,295        17,898        21,123         15,547
           15,292        12,327        16,453        16,591        21,295        16,361        17,958        21,295         15,590
           15,362        12,331        16,528        16,688        21,478        16,438        18,078        21,478         15,632
           15,397        12,331        16,496        16,712        21,342        16,409        18,078        21,342         15,660
           15,467        12,354        16,590        16,808        21,527        16,507        18,138        21,527         15,717
           15,490        12,363        16,638        16,844        21,641        16,564        18,209        21,641         15,744
           15,549        12,372        16,692        16,941        21,745        16,635        18,365        21,745         15,802
           15,607        12,392        16,780        17,001        21,917        16,716        18,425        21,917         15,840
           15,630        12,401        16,873        17,061        22,154        16,805        18,556        22,154         15,883
           15,584        12,355        16,757        17,013        21,950        16,711        18,556        21,950         15,847
           15,560        12,349        16,733        16,953        21,878        16,682        18,532        21,878         15,790
           15,537        12,331        16,682        16,917        21,798        16,638        18,496        21,798         15,755
           15,560        12,331        16,699        16,953        21,823        16,650        18,532        21,823         15,786
           15,572        12,364        16,729        16,965        21,872        16,673        18,484        21,872         15,793
           15,560        12,354        16,682        16,929        21,770        16,636        18,425        21,770         15,764
           15,490        12,356        16,591        16,844        21,534        16,541        18,221        21,534         15,713
           15,374        12,332        16,456        16,676        21,284        16,373        17,958        21,284         15,572
           15,432        12,342        16,565        16,760        21,542        16,489        18,126        21,542         15,602
           15,514        12,342        16,724        16,917        21,918        16,666        18,401        21,918         15,677
           15,490        12,349        16,701        16,880        21,834        16,650        18,317        21,834         15,665
           15,339        12,388        16,538        16,579        21,433        16,464        17,934        21,433         15,484
           15,316        12,395        16,466        16,519        21,229        16,368        17,803        21,229         15,413
           14,838        12,455        15,857        15,821        19,772        15,695        16,739        19,772         14,928
           14,920        12,416        16,171        15,953        20,783        16,009        17,157        20,783         15,016
           15,013        12,444        16,217        16,098        20,727        16,104        17,325        20,727         15,147
           14,908        12,465        16,088        15,905        20,382        15,957        17,038        20,382         15,020
           14,978        12,472        16,195        16,062        20,629        16,073        17,253        20,629         15,101
           15,129        12,448        16,409        16,254        21,179        16,317        17,600        21,179         15,280
           15,153        12,434        16,417        16,278        21,219        16,337        17,647        21,219         15,304
           15,176        12,438        16,456        16,327        21,268        16,393        17,731        21,268         15,339
           15,164        12,454        16,421        16,302        21,163        16,354        17,635        21,163         15,298
           15,048        12,455        16,284        16,146        20,930        16,203        17,372        20,930         15,138
           15,036        12,455        16,232        16,122        20,788        16,139        17,301        20,788         15,100
           15,013        12,455        16,237        16,098        20,847        16,137        17,229        20,847         15,082
           14,896        12,468        16,054        15,905        20,450        15,938        16,858        20,450         14,887
           14,908        12,476        16,128        15,929        20,693        16,001        16,966        20,693         14,908
           14,955        12,478        16,239        16,038        20,958        16,117        17,157        20,958         14,977
           15,071        12,487        16,426        16,218        21,362        16,329        17,432        21,362         15,154
           15,036        12,487        16,356        16,170        21,184        16,251        17,289        21,184         15,128
           15,059        12,500        16,402        16,206        21,331        16,284        17,289        21,331         15,101
           15,118        12,493        16,534        16,315        21,656        16,424        17,492        21,656         15,203
           15,164        12,511        16,582        16,375        21,750        16,471        17,492        21,750         15,273
           15,071        12,497        16,416        16,206        21,379        16,294        17,181        21,379         15,130
           15,059        12,498        16,442        16,206        21,475        16,305        17,157        21,475         15,098
           15,071        12,492        16,453        16,242        21,498        16,329        17,229        21,498         15,117
           15,106        12,498        16,492        16,266        21,584        16,368        17,277        21,584         15,148
           15,199        12,505        16,662        16,435        22,022        16,556        17,492        22,022         15,250
           15,199        12,503        16,650        16,423        21,953        16,549        17,420        21,953         15,277
           15,222        12,516        16,713        16,435        22,073        16,600        17,480        22,073         15,306
           15,211        12,524        16,703        16,459        21,991        16,594        17,528        21,991         15,323
           15,234        12,496        16,785        16,519        22,233        16,684        17,683        22,233         15,369
           15,246        12,484        16,772        16,543        22,202        16,685        17,755        22,202         15,384
           15,211        12,493        16,713        16,483        22,053        16,612        17,588        22,053         15,329
           15,153        12,519        16,648        16,387        21,919        16,519        17,396        21,919         15,251
           15,071        12,546        16,517        16,230        21,589        16,354        17,097        21,589         15,093
           15,083        12,574        16,514        16,230        21,555        16,326        16,918        21,555         15,048
           15,094        12,564        16,583        16,206        21,781        16,384        16,870        21,781         15,064
           15,118        12,569        16,624        16,290        22,293        16,456        17,062        22,293         15,111
           15,141        12,559        16,615        16,302        21,831        16,455        17,073        21,831         15,179
           15,094        12,574        16,539        16,230        21,601        16,359        16,942        21,601         15,114
           15,036        12,588        16,464        16,134        21,408        16,265        16,882        21,408         15,022
           15,059        12,588        16,516        16,182        21,565        16,315        16,906        21,565         15,030
           15,048        12,591        16,401        16,134        21,236        16,203        16,846        21,236         14,988
           15,048        12,591        16,351        16,122        21,091        16,142        16,798        21,091         14,963
           15,048        12,591        16,383        16,134        21,176        16,175        16,822        21,176         14,986
           15,141        12,585        16,535        16,302        21,566        16,364        17,062        21,566         15,115
           15,246        12,583        16,692        16,471        21,963        16,546        17,313        21,963         15,239
DEC 1997   15,292        12,603        16,734        16,515        21,954        16,610        17,438        21,954         15,278

Past performance is not predictive of future performance.

Accordingly, our view is that interest rates are likely to decline sharply. We acted on this last fall by buying zero coupon bond funds in all three Portfolios. So far these positions have contributed greatly, producing gains while reducing overall volatility. Of course, we continued to maintain all year our large positions in Northeast Investors Trust, the best (in our opinion) junk bond fund around. It returned 13.9% in 1997.

The Bottom Line

When the dust all settled, the results were good. As the graphs illustrate, the MultiFunds did well against the indices that are most comparable to not only what our funds own, but also how they are managed. The Aggressive Allocation Portfolio returned 19.0% in 1997 versus 12.2% for the Lipper Global Flexible Fund Index. The Moderate Allocation Portfolio gained 19.4% versus 18.8% for the Lipper Flexible Fund Index. These two comparative indices are highlighted because they provide a relevant picture of what our type of funds do. The Flexible Fund Index covers funds that aim for high total return by allocating their Portfolios among a wide range of asset classes. The Global Flexible Fund Index is similar to the Flexible Fund Index, with at least 25% of assets in securities traded outside the U.S. The S&P 500, an index of the largest U.S. stocks gained 33.4%. We include this index in our comparisons to satisfy regulatory requirements. We do not believe it to be an accurate or relevant comparison to the content objective or risk levels of either the Moderate or Aggressive Portfolio.

(The S&P is composed solely of the largest U.S. stocks. It is 100% "large cap U.S." The Moderate and Aggressive Portfolios, on the other hand, are much more widely diversified, holding funds that invest in small U.S. stocks, foreign stocks, and bonds, in addition to large U.S. stocks. The actual large cap U.S. stock exposure in our Portfolios has averaged well under 50%.)

The Conservative Allocation Portfolio returned 14.3% for the year, almost exactly midway between the two indices we use as comparisons: Lipper Balanced Fund Index (+20.1%) and the Lehman Intermediate Bond Index (+7.7%). These two indices have little in common. The reason we use both is that the Markman Conservative Allocation Portfolio, which in many respects looks like a balanced fund, has an additional mission: reduction of short-term volatility. Our aim is to be 25-50% less volatile than the average balanced fund, often achieving degrees of volatility more often associated with an intermediate-term bond fund. Naturally, attempts to reduce short-term volatility often result in the reduction of upside potential as well. Note that in the bar graph comparison made later in this report we use as a comparison a blended index of 75% Lipper Balanced and 25% Lehman Intermediate Government Bond.

--------------------------------------------------------------------------------
                                    Markman                                    2

                             What We Expect in 1998

Our view at Markman is that the markets have seriously misjudged the impact of the Asian debacle. Western civilization is not teetering on the brink of collapse. Indeed, in our view, quite the opposite is the case: we may be poised for a truly explosive upside. Some talking points to bring to the office water cooler debate:

The Stronger Economy

The U.S. economy is almost guaranteed to surprise everyone with its strength in 1998. Why? Consumer spending is over two-thirds of Gross National Product and this year the consumer will truly be king. Prices will stay down and inflation will probably be even lower than last year. At the same time, wages will continue to creep up. Additionally, as interest rates fall, we'll see a flood of home mortgage refinancing. This will put an additional $100-200 per month of real money in millions of consumers' pockets. The net results will be a consumer led continuation of the current economic expansion - without inflation.

Asia Not the Whole Story

Financial gloomsters continue to focus on the negative effects of Asian meltdowns. Their glass is not only half empty, there's a hole in the bottom! Without overly minimizing the seriousness of the crisis, let me suggest that in all likelihood we'll somehow muddle through it all. Yes, there will be losers. Cheap Asian imports will hurt commodity-based producers. But there will also be winners. Companies that assemble products using Asian components will find their cost of goods reduced, thus helping profit margins. Sales to Asia will slow, but

         World trade is far more complex and self-correcting than TV talking heads sometimes make it out to be.

business with Europe will almost certainly increase. In other words, world trade is far more complex and self-correcting than TV talking heads sometimes make it out to be.

Lower Rates: A Positive

One clear effect of the Asian crisis will be to keep prices down in 1998. Our guess is that inflation will run under 1.5%. At that level, long-term interest rates, currently just below 6%, are too high. Long rates could fall to 5% this year. As interest rates fall, you'll hear many observers begin to note that price earnings multiples could rise.

Multiple expansion, combined with better than expected earnings news, could provide the positive surprises that fuel a major market rally. The best and safest growth play will be the U.S. Yes, the rest of the world is not about to close up shop, and there will be big opportunities in selected overseas markets. But for there to be any sustainable move internationally, the U.S. must do well. In other words, globally financially speaking, "if Wall Street ain't happy, ain't nobody happy." We won't totally get out of foreign holdings (extreme moves rarely pay off), but the real engines in the Portfolios are most likely made in the USA.

So how much of this will be 100% correct one year from now? Certainly not all. Surprises are inevitable. And by their very nature, are unforeseeable. (That's why they're called surprises!) I will assure you that if the evidence points elsewhere anytime in 1998, we'll be awake and ready to shift with the winds of change.

As always, thanks for your confidence as shareholders. Call or write anytime.

/s/ Bob Markman

December 31, 1997

--------------------------------------------------------------------------------
                                    Markman                                    3

                        AGGRESSIVE ALLOCATION PORTFOLIO


Our  Goal:  To  achieve  high  long-term   growth   consistent  with  reasonable
diversification. A fully invested portfolio, largely stock oriented, will be maintained at all times, thus creating relatively high volatility.

Fourth quarter weakness in international markets, small caps, and technology stocks acted as a drag on the Aggressive Portfolio over the past few months. Even so, we finished 1997 well ahead of our targeted benchmark, the Lipper Global Flexible Fund Index (18.96% vs. 12.16%).

There were three tactical moves made in this last quarter that you should be aware of. First, we continued to reduce our international exposure, particularly in areas outside Western Europe. We believe U. S. stocks will outperform foreign holdings in 1998 and therefore will likely keep our international holdings below average levels for the foreseeable future.

The most significant tactical move has been the inclusion of a zero coupon bond fund position. This may seem unusual, given the Portfolio's fully invested equity orientation, but does make sense when viewed simply as a dynamic growth opportunity. Our outlook calls for long-term interest rates to decline to 5% or lower this year. If that occurs, these bond positions will give us stock-like returns of 20-30%.

Lastly, we continue to be long-term bulls on technology stocks and have used the current short-term panic mentality as a good excuse to add to these positions.

--------------------------------------------------------------------------------
                               Content Breakdown
--------------------------------------------------------------------------------

                                   Unaudited

                         U.S. Stocks

                                             Bonds

                                           Cash

                                      Intl.
                                      Stocks

U.S. Stocks .............   68%
International Stocks ....    9%
Bonds ...................   13%
Cash ....................   10%

Portfolio Comparison
[Graphic Omitted]

                                Markman Aggressive   Lipper Global Flexible
                               Allocation Portfolio        Fund Index
                               --------------------        ----------
12 Mos. ending 12/97                   19.0%                  12.2%
2 years annualized                     15.3%                  13.4%
Since Inception annualized*            21.0%                  15.7%

* from February 1, 1995

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
Markman Aggressive Allocation Portfolio - December 31, 1997
--------------------------------------------------------------------------------

Fund                                                      Shares        Market Value     % of Total   Status**
                                                                                                     (Unaudited)
Oakmark Small Cap Fund* ........................          860,416       $ 16,709,270        19.8%         --
PBHG Growth Fund* ..............................          550,474         13,976,533        16.6%          +
Franklin Mutual European Fund - Class Z ........          667,015          8,404,390        10.0%
Steinroe Growth Stock Fund* ....................          221,494          7,641,537         9.0%
American Century Benham Target Series 2025 Fund*          218,292          5,575,181         6.6%        new
Franklin Mutual Financial Fund - Class Z .......          416,847          5,118,875         6.1%          +
American Century Benham Target Series 2020 Fund*          135,808          4,199,174         5.0%        new
Franklin Mutual Shares Fund - Class Z ..........          190,573          4,057,304         4.8%         --
The Rydex Series Nova Fund* ....................          153,697          3,831,661         4.5%         --
Transamerica Premium Equity Fund* ..............          170,829          3,165,458         3.7%        new
Yacktman Fund ..................................          217,586          3,057,090         3.6%         --
The Rydex Series OTC Fund ......................          131,660          2,943,917         3.5%
CGM Focus Fund* ................................          266,947          2,503,964         3.0%          +
T. Rowe Price Science & Technology Fund* .......           67,101          1,829,183         2.2%         --
Miscellaneous - Money Market Fund ..............        1,472,146          1,472,146         1.7%          +
                                                                        ------------       -----
Total Investments (Cost $78,340,791) ...........                          84,485,683       100.1%
Other Assets and Liabilities, Net ..............                             (84,517)       (0.1)%
                                                                        ------------       -----
Net Assets .....................................                        $ 84,401,166       100.0%
                                                                        ============       =====

 *   Non-income producing security

** A "+" indicates an increase and "-" indicates a decrease of 1% or greater, compared to end of prior quarter, "new" means did not appear in prior quarter.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                     Markman                                   4

                         MODERATE ALLOCATION PORTFOLIO

Our  Goal:   To  blend  our   Conservative   and   Aggressive   approach   in  a
middle-of-the-road portfolio that aims for higher return than a Conservative approach but lower volatility than an Aggressive stance.

As in the Aggressive Portfolio, our
allocations to small caps and international funds (as scaled back as they were) slowed our progress in the past quarter. We nevertheless finished the year ahead of our targeted benchmark, the Lipper Flexible Fund Index (19.38% vs. 18.77%).

Nineteen ninety-seven proved to be a year when the strategy of "blending" aggressive and conservative tactical allocations paid off. This will usually be the case when we go through a period split between euphoria and despair in the markets.

In the past few months, our major changes have been to decrease international exposure (which helped), increase small cap exposure (which hurt), and increase our bond positions (which helped). As we move into 1998, continued adjustments will likely reflect our barbell blend of cautious ideas culled from the Conservative Portfolio and high growth potential positions borrowed from the Aggressive Portfolio. Look for more bonds, some tech holdings, more large cap U.S., and less international.

--------------------------------------------------------------------------------
                               Content Breakdown
--------------------------------------------------------------------------------

                                   Unaudited

                                             Bonds

                         U.S. Stocks

                                              Intl. Stocks

                                          Cash

U.S. Stocks .............   53%
International Stocks ....   14%
Bonds ...................   21%
Cash ....................   12%

PORTFOLIO COMPARISON
[Graphic Omitted]

                                  Markman Moderate    Lipper Flexible
                                Allocation Portfolio     Fund Index
                                --------------------     ----------
12 mos. ending 12/97                    19.4%               18.8%
2 years annualized                      15.2%               16.4%
Since inception annualized*             18.8%               19.0%

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
Markman Moderate Allocation Portfolio - December 31, 1997
--------------------------------------------------------------------------------

Fund                                                      Shares        Market Value     % of Total   Status**
                                                                                                     (Unaudited)
Franklin Mutual Discovery Fund - Class Z .......          623,257        $11,773,332         13.6%
Franklin Mutual Beacon Fund - Class Z ..........          811,651         11,460,517         13.3%
Yacktman Fund ..................................          796,773         11,194,659         13.0%
Northeast Investors Trust ......................          911,828         10,622,794         12.3%
Oakmark Small Cap Fund* ........................          491,110          9,537,357         11.0%         +
Cohen & Steers Realty Shares ...................          186,538          9,360,473         10.8%         +
American Century Benham Target Series 2020 Fund*          288,731          8,927,577         10.3%       new
The Rydex Series Nova Fund* ....................          300,250          7,485,230          8.7%        --
Janus Worldwide Fund ...........................          107,244          4,051,682          4.7%        --
Miscellaneous - Money Market Fund ..............        1,623,210          1,623,211          1.9%         +
                                                                        ------------        -----
Total Investments (Cost $80,690,145) ...........                          86,036,832         99.6%
Other Assets and Liabilities, Net ..............                             351,461          0.4%
                                                                        ------------        -----
Net Assets .....................................                        $ 86,388,293        100.0%
                                                                        ============        =====

 *   Non-income producing security

** A "+" indicates an increase and "-" indicates a decrease of 1% or greater, compared to end of prior quarter, "new" means did not appear in prior quarter.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    5

                       CONSERVATIVE ALLOCATION PORTFOLIO

Our Goal: To capture returns close to that of a typical portfolio cautiously balanced among stocks, bonds, and money market funds while keeping short-term volatility closer to that of an intermediate bond portfolio.

As cautiously positioned as we were going into the fourth quarter, the violent international and small cap declines still affected the Conservative Portfolio more than we liked to see short term. Overall, though, our results for the year look good. Although we trailed our targeted benchmark, a blend consisting of 75% Lipper Balanced Fund Index and 25% Lehman Intermediate Bond Index (14.27% vs. 17.00%), we think our approach remains more diversified and lower risk. This will, we believe, become increasingly obvious in the volatile markets ahead.

The current tactical story for the Conservative Allocation Portfolio is much the same as our other funds. International exposure has been ratcheted down to its lowest level ever. Conversely, our bond exposure is at its highest level ever.

As the new year begins, we are continuing to shift assets to make this Portfolio as stable as we can, given these troubled markets. It would not surprise us if most of the assets by next quarter's report were in bonds and cash.

--------------------------------------------------------------------------------
                               Content Breakdown
--------------------------------------------------------------------------------

                                   Unaudited

                                          Bonds

                       U.S. Stocks

                                             Cash

                                        Intl.
                                        Stocks

U.S. Stocks .............   48%
International Stocks ....    7%
Bonds ...................   32%
Cash ....................   13%

PORTFOLIO
[Graphic Omitted]

                               Markman Conservative       Blended**
                               Allocation Portfolio         Index
                               --------------------         -----
12 mos.ending 12/97                     14.3%               17.0%
2 years annualized                      13.8%               13.8%
Since inception annualized*             15.7%               16.5%

  * from February 1, 1995

 ** A blend  consisting of 75% Lipper Balanced  Fund and 25% Lehman Intermediate
    Bond Index.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
Markman Conservative Allocation Portfolio - December 31, 1997
--------------------------------------------------------------------------------

Fund                                                      Shares        Market Value     % of Total   Status**
                                                                                                     (Unaudited)
Northeast Investors Trust ......................          531,313        $ 6,189,801         16.9%
Dodge & Cox Balanced Fund ......................           81,879          5,467,869         14.9%
Franklin Mutual Qualified Fund - Class Z .......          251,873          4,579,058         12.5%        --
T. Rowe Price Small-Cap Value Fund .............          175,628          4,109,695         11.2%        --
Cohen & Steers Realty Shares ...................           81,797          4,104,572         11.2%         +
SoGen International Fund, Inc. .................          152,779          3,888,226         10.6%        --
American Century Benham Target Series 2010 Fund*           58,881          3,107,166          8.5%       new
Yacktman Fund ..................................          173,116          2,432,283          6.6%        --
American Century Benham Target Series 2020 Fund*           34,422          1,064,315          2.9%       new
The Merger Fund ................................           61,894            875,795          2.4%        --
Miscellaneous - Money Market Fund ..............          595,445            595,444          1.6%
                                                                        ------------        -----
Total Investments (Cost $34,440,317) ...........                          36,414,224         99.3%
Other Assets and Liabilities, Net ..............                             265,967          0.7%
                                                                        ------------        -----
Net Assets .....................................                        $ 36,680,191        100.0%
                                                                        ============        =====

*    Non-income producing security

** A "+" indicates an increase and "-" indicates a decrease of 1% or greater, compared to end of prior quarter, "new" means did not appear in prior quarter.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    6

                              FINANCIAL STATEMENTS

Statements of Assets and Liabilities  o  December 31, 1997

                                                               Markman          Markman           Markman
                                                          Conservative         Moderate        Aggressive
                                                            Allocation       Allocation        Allocation
                                                             Portfolio        Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities:
   At acquisition cost ...............................     $34,440,318     $ 80,690,145      $ 78,340,791
                                                           ===========     ============      ============
   At value (Note 1) .................................     $36,414,224     $ 86,036,832      $ 84,485,683
Receivable for capital shares sold ...................         356,864          588,476           216,722
Dividends receivable .................................           1,824            2,903             4,604
                                                           -----------     ------------      ------------
   Total Assets ......................................      36,772,912       86,628,211        84,707,009
                                                           -----------     ------------      ------------

---------------------------------------------------------------------------------------------------------
LIABILITIES

Payable for capital shares redeemed ..................          13,479           55,055            41,898
Distributions payable to shareholders ................          53,253          119,501           199,549
Payable to affiliates (Note 3) .......................          25,989           65,362            64,396
                                                           -----------     ------------      ------------
   Total Liabilities .................................          92,721          239,918           305,843
                                                           -----------     ------------      ------------

---------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................     $36,680,191     $ 86,388,293      $ 84,401,166
                                                           ===========     ============      ============

Net assets consist of:
Paid-in capital ......................................     $34,617,111     $ 81,088,405      $ 78,586,017
Undistributed net investment income ..................          89,174               --            21,208
Distributions in excess of net realized gains ........              --          (46,799)         (350,951)
Net unrealized appreciation on investments ...........       1,973,906        5,346,687         6,144,892
                                                           -----------     ------------      ------------
   Net Assets ........................................     $36,680,191     $ 86,388,293      $ 84,401,166
                                                           ===========     ============      ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5)       3,104,084        7,258,219         6,625,749
                                                           ===========     ============      ============

Net asset value, redemption price and offering
   price per share (Note 1) ..........................     $     11.82     $      11.90      $      12.74
                                                           ===========     ============      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    7

                              FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations  o  For the Year Ended December 31, 1997

                                                                    Markman Conservative      Markman Moderate    Markman Aggressive
                                                                    Allocation Portfolio  Allocation Portfolio  Allocation Portfolio
INVESTMENT INCOME
Dividend  income ........................................................     $1,291,468           $ 2,444,243           $   839,034
                                                                              ----------           -----------           -----------
EXPENSES
Investment advisory fees ................................................        354,506               784,937               779,884
Independent trustees' fees ..............................................         13,750                13,750                13,750
                                                                              ----------           -----------           -----------
   Total Expenses (Note 3) ..............................................        368,256               798,687               793,634
                                                                              ----------           -----------           -----------

NET INVESTMENT INCOME ...................................................        923,212             1,645,556                45,400
                                                                              ----------           -----------           -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ........................      1,417,864             6,181,757             7,715,287
   Capital gain distributions from other investment companies ...........      1,498,259             3,734,672             2,595,928
   Net change in unrealized appreciation/depreciation on investments ....      1,268,051             3,184,691             3,812,227
                                                                              ----------           -----------           -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........................      4,184,174            13,101,120            14,123,442
                                                                              ----------           -----------           -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................     $5,107,386           $14,746,676           $14,168,842
                                                                              ==========           ===========           ===========

------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets  o  For the Years Ended December 31, 1997 and December 31, 1996

                                                           Markman Conservative                    Markman Moderate
                                                           Allocation Portfolio                  Allocation Portfolio
                                                        Year Ended         Year Ended         Year Ended         Year Ended
                                                     Dec. 31, 1997      Dec. 31, 1996      Dec. 31, 1997      Dec. 31, 1996
FROM OPERATIONS:
Net investment income ..........................      $    923,212       $    964,793       $  1,645,556       $  1,110,324
Net realized gains from security transactions ..         1,417,864            612,693          6,181,757          1,942,355
Capital gain distributions from other
   investment companies ........................         1,498,259          1,573,569          3,734,672          3,505,633
Net change in unrealized appreciation/
   depreciation on investments .................         1,268,051            530,876          3,184,691            797,362
                                                      ------------       ------------       ------------       ------------
Net increase in net assets from operations .....         5,107,386          3,681,931         14,746,676          7,355,674
                                                      ------------       ------------       ------------       ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ...........          (835,373)          (963,458)        (1,645,585)        (1,110,295)
Distributions in excess of net investment
   income (Note 1) .............................          (416,485)          (627,137)        (1,325,397)          (860,538)
Distributions from net realized gains ..........        (2,379,863)        (1,678,900)        (8,443,248)        (4,782,033)
                                                      ------------       ------------       ------------       ------------
Decrease in net assets from distributions
   to shareholders .............................        (3,631,721)        (3,269,495)       (11,414,230)        (6,752,866)
                                                      ------------       ------------       ------------       ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
Proceeds from shares sold ......................        12,294,435         49,145,757         18,522,359         70,199,331
Net asset value of shares issued in
   reinvestment of distributions to shareholders         3,578,467          3,199,781         11,294,729          6,679,202
Payments for shares redeemed ...................       (23,247,508)       (20,031,002)       (25,388,050)       (37,842,170)
                                                      ------------       ------------       ------------       ------------
Net increase (decrease) in net assets from
   capital share transactions ..................        (7,374,606)        32,314,536          4,429,038         39,036,363
                                                      ------------       ------------       ------------       ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........        (5,898,941)        32,726,972          7,761,484         39,639,171

NET ASSETS:
Beginning of year ..............................        42,579,132          9,852,160         78,626,809         38,987,638
                                                      ------------       ------------       ------------       ------------
End of year ....................................      $ 36,680,191       $ 42,579,132       $ 86,388,293       $ 78,626,809
                                                      ============       ============       ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME ............      $     89,174       $      1,335       $         --       $         29
                                                      ============       ============       ============       ============

                                                            Markman Aggressive
                                                           Allocation Portfolio
                                                        Year Ended         Year Ended
                                                     Dec. 31, 1997      Dec. 31, 1996
FROM OPERATIONS:
Net investment income ..........................      $     45,400       $    309,914
Net realized gains from security transactions ..         7,715,287          1,705,972
Capital gain distributions from other
   investment companies ........................         2,595,928          3,846,983
Net change in unrealized appreciation/
   depreciation on investments .................         3,812,227          2,238,283
                                                      ------------       ------------
Net increase in net assets from operations .....        14,168,842          8,101,152
                                                      ------------       ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ...........           (24,224)          (309,882)
Distributions in excess of net investment
   income (Note 1) .............................        (1,125,463)          (689,085)
Distributions from net realized gains ..........        (9,531,600)        (4,868,973)
                                                      ------------       ------------
Decrease in net assets from distributions
   to shareholders .............................       (10,681,287)        (5,867,940)
                                                      ------------       ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
Proceeds from shares sold ......................        19,230,794         80,691,707
Net asset value of shares issued in
   reinvestment of distributions to shareholders        10,481,739          5,792,545
Payments for shares redeemed ...................       (33,127,820)       (46,714,062)
                                                      ------------       ------------
Net increase (decrease) in net assets from
   capital share transactions ..................        (3,415,287)        39,770,190
                                                      ------------       ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........            72,268         42,003,402

NET ASSETS:
Beginning of year ..............................        84,328,898         42,325,496
                                                      ------------       ------------
End of year ....................................      $ 84,401,166       $ 84,328,898
                                                      ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME ............      $     21,208       $         32
                                                      ============       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    8

                              FINANCIAL HIGHLIGHTS

                                                                     Year Ended     Year Ended     Year Ended
MARKMAN CONSERVATIVE  ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS   December 31,   December 31,   December 31,
Per Share Data for a Share Outstanding Throughout Each Period              1997           1996           1995(A)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........................    $    11.49     $    10.97     $    10.00
                                                                     ----------     ----------     ----------
Income from investment operations:
   Net investment income ........................................          0.33           0.28           0.19
   Net realized and unrealized gains on investments .............          1.31           1.19           1.61
                                                                     ----------     ----------     ----------
Total from investment operations ................................          1.64           1.47           1.80
                                                                     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income .........................         (0.30)         (0.28)         (0.19)
   Distributions in excess of net investment income .............         (0.15)         (0.18)         (0.04)
   Distributions from net realized gains ........................         (0.86)         (0.49)         (0.60)
                                                                     ----------     ----------     ----------
Total distributions .............................................         (1.31)         (0.95)         (0.83)
                                                                     ----------     ----------     ----------
Net asset value at end of period ................................    $    11.82     $    11.49     $    10.97
                                                                     ==========     ==========     ==========
Total return ....................................................         14.27%         13.41%         18.00%
                                                                     ==========     ==========     ==========
Net assets at end of period (000's) .............................    $   36,680     $   42,579     $    9,852
                                                                     ==========     ==========     ==========
Ratio of expenses to average net assets .........................          0.95%          0.95%          0.95%(B)
Ratio of net investment income to average net assets ............          2.38%          3.21%          3.02%(B)
Portfolio turnover rate .........................................            48%           104%           176%

MARKMAN MODERATE ALLOCATION  PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........................    $    11.49     $    11.31     $    10.00
                                                                     ----------     ----------     ----------
Income from investment operations:
   Net investment income ........................................          0.26           0.18           0.06
   Net realized and unrealized gains on investments .............          1.96           1.08           2.39
                                                                     ----------     ----------     ----------
Total from investment operations ................................          2.22           1.26           2.45
                                                                     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income .........................         (0.26)         (0.18)         (0.06)
   Distributions in excess of net investment income .............         (0.21)         (0.14)         (0.24)
   Distributions from net realized gains ........................         (1.34)         (0.76)         (0.84)
                                                                     ----------     ----------     ----------
Total distributions .............................................         (1.81)         (1.08)         (1.14)
                                                                     ----------     ----------     ----------
Net asset value at end of period ................................    $    11.90     $    11.49     $    11.31
                                                                     ==========     ==========     ==========
Total return ....................................................         19.38%         11.11%         24.50%
                                                                     ==========     ==========     ==========
Net assets at end of period (000's) .............................    $   86,388     $   78,627     $   38,988
                                                                     ==========     ==========     ==========
Ratio of expenses to average net assets .........................          0.95%          0.95%          0.95%(B)
Ratio of net investment income to average net assets ............          1.96%          1.34%          0.77%(B)
Portfolio turnover rate .........................................            82%           280%           141%

MARKMAN AGGRESSIVE  ALLOCATION  PORTFOLIO o FINANCIAL  HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........................    $    12.26     $    11.79     $    10.00
                                                                     ----------     ----------     ----------
Income from investment operations:
   Net investment income ........................................          0.01           0.05           0.01
   Net realized and unrealized gains on investments .............          2.32           1.34           3.11
                                                                     ----------     ----------     ----------
Total from investment operations ................................          2.33           1.39           3.12
                                                                     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income .........................         (0.01)         (0.05)         (0.01)
   Distributions in excess of net investment income .............         (0.19)         (0.11)         (0.23)
   Distributions from net realized gains ........................         (1.65)         (0.76)         (1.09)
                                                                     ----------     ----------     ----------
Total distributions .............................................         (1.85)         (0.92)         (1.33)
                                                                     ----------     ----------     ----------
Net asset value at end of period ................................    $    12.74     $    12.26     $    11.79
                                                                     ==========     ==========     ==========
Total return ....................................................         18.96%         11.72%         31.21%
                                                                     ==========     ==========     ==========
Net assets at end of period (000's) .............................    $   84,401     $   84,329     $   42,325
                                                                     ==========     ==========     ==========
Ratio of expenses to average net assets .........................          0.95%          0.95%          0.95%(B)
Ratio of net investment income  to average net assets ...........          0.05%          0.34%          0.15%(B)
Portfolio turnover rate .........................................           141%           340%           204%

(A) Represents the period from the initial public offering of shares (January 26, 1995) through December 31, 1995.

(B)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    9

                         NOTES TO FINANCIAL STATEMENTS

1.   Significant Accounting Policies

Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers three series of shares to investors: the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund at $10.00 per share. The public offering of shares of the Funds commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser.

The Markman Conservative Allocation Portfolio seeks to provide current income and low to moderate growth of capital. The Markman Moderate Allocation Portfolio seeks growth of capital and a reasonable level of current income. The Markman Aggressive Allocation Portfolio seeks capital appreciation without regard to current income.

The following is a summary of the Trust's significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of open-end, management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the Funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

Distributions to shareholders -- Distributions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the share- holders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each of the Funds files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the Statements of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for Federal income tax purposes. As a result of such differences, reclassifications were made to the components of net assets to conform to generally accepted accounting principles.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1997:

--------------------------------------------------------------------------------

                                      Markman         Markman         Markman
                                   Conservative      Moderate       Aggressive
                                    Allocation      Allocation      Allocation
                                     Portfolio       Portfolio       Portfolio
                                     ---------       ---------       ---------

Gross unrealized appreciation      $  2,169,609    $  5,461,259    $  6,674,117

Gross unrealized depreciation          (195,703)       (161,374)       (880,194)
                                   ------------    ------------    ------------
Net unrealized appreciation        $  1,973,906    $  5,299,885    $  5,793,923
                                   ============    ============    ============

Federal income tax cost of
portfolio investments              $ 34,440,318    $ 80,736,947    $ 78,691,760
                                   ============    ============    ============

--------------------------------------------------------------------------------
                                    Markman                                   10

                         NOTES TO FINANCIAL STATEMENTS

2.   Investment Transactions

During the year ended December 31, 1997, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $18,384,163 and $27,753,976, respectively, for the Markman Conservative Allocation Portfolio, $67,906,523 and $70,940,445, respectively, for the Markman Moderate Allocation Portfolio, and $115,089,562 and $127,131,897, respectively, for the Markman Aggressive Allocation Portfolio.


3.   Transactions with Affiliates

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other trustees and officers of the Trust are also officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement.

Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of .95% of average daily net assets of each Fund. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses. In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent Trustees.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT

Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and CFS, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each of the Funds. CFS supervises the preparation of tax returns for the Funds, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays CFS a monthly base fee, an asset based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays out-of-pocket expenses including but not limited to, postage and supplies.

4.   Bank Loans

The Trust has an unsecured $10,000,000 bank line of credit; borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. For the year ending December 31, 1997, the Trust had no borrowings on this line of credit. No compensating balances are required.

5. Fund Share Transactions

Proceeds and payments from capital share transactions as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years ended December 31, 1997 and December 31, 1996.

------------------------------------------------------------------------------------------------------------------------------------
                                           MARKMAN CONSERVATIVE            MARKMAN  MODERATE               MARKMAN AGGRESSIVE
                                           ALLOCATION PORTFOLIO           ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO

                                       Year Ended,     Year Ended,     Year Ended,     Year Ended,     Year Ended,     Year Ended,
                                      Dec. 31, 1997   Dec. 31, 1996   Dec. 31, 1997   Dec. 31, 1996   Dec. 31, 1997   Dec. 31, 1996

Shares sold                               1,007,092       4,224,322       1,475,542       5,984,900       1,394,595       6,577,451

Shares issued in reinvestment
  of distributions to shareholders          302,747         278,484         949,137         581,306         822,743         472,475

Shares redeemed                          (1,912,551)     (1,694,000)     (2,009,044)     (3,169,616)     (2,470,930)     (3,759,415)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Net increase (decrease) in
  shares outstanding                       (602,712)      2,808,806         415,635       3,396,590        (253,592)      3,290,511

Shares outstanding, beginning of year     3,706,796         897,990       6,842,584       3,445,994       6,879,341       3,588,830
                                         ----------      ----------      ----------      ----------      ----------      ----------
Shares outstanding, end of year           3,104,084       3,706,796       7,258,219       6,842,584       6,625,749       6,879,341
                                         ----------      ----------      ----------      ----------      ----------      ----------
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman                                   11

To the Shareholders and Board of Trustees of the Markman MultiFund Trust:

We have audited the accompanying statements of assets and liabilities of the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio of Markman MultiFund Trust (a Massachusetts business trust), including the portfolios of investments, as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio as of December 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

Cincinnati, Ohio,
January 8, 1998

--------------------------------------------------------------------------------
                                    Markman                                   12

                      INVESTING IN THE MARKMAN MULTIFUNDS
--------------------------------------------------------------------------------
                       Investment forms may be ordered by
                             calling 1-800-707-2771

These forms are available:
o  Account Application
o  IRA Application
o  IRA Transfer Request
o  Dollar Cost Averaging Application
o  Systematic Withdrawal Plan Request
o  Automatic Investment Request
o  Company Retirement Account Application
o Company Retirement Plan Prototype [includes Profit Sharing, Money Purchase, 401(k)]
o  403(b) Plan and Application
--------------------------------------------------------------------------------
The minimum direct investment is $25,000. If you want to invest less than $25,000, you may purchase The Markman MultiFunds through: Charles Schwab &
Company (1-800-266-5623), Jack White and Company (1-800-323-3263), Fidelity Investments (1-800-544-7558), and Waterhouse Securities (1-800-934-4443), among others. There is no transaction fee when you purchase the Markman MultiFunds through these discount brokers.
--------------------------------------------------------------------------------
For  additional  forms or answers to any  questions  just  contact  The  Markman
MultiFunds  (between  the  hours  of  8:30  AM  and  7:30  PM  EST):  Toll-free:
1-800-707-2771
--------------------------------------------------------------------------------
PORTFOLIO/STRATEGY UPDATE
To hear Bob Markman's weekly market overview and
MultiFund activity report.                                        1-800-975-5463
--------------------------------------------------------------------------------
PROSPECTUS
For copies of the Markman Prospectus.                             1-800-395-4848
--------------------------------------------------------------------------------
PRICELINE
For up-to-the-minute net asset values and account values.         1-800-536-8679
--------------------------------------------------------------------------------
HELPLINE
For an application form, for assistance in completing as
application, or for general administrative questions.             1-800-707-2771
--------------------------------------------------------------------------------
ONLINE
Check for net asset values and more!                             www.markman.com
--------------------------------------------------------------------------------

Investment Adviser                      Shareholder Services
Markman Capital Management, Inc.        c/o Countrywide Fund Services, Inc.
6600 France Ave. So.                    312 Walnut Street, 21st Floor
Minneapolis, Minnesota  55435           Cincinnati, Ohio 45202-3874
Telephone:  612-920-4848                Telephone: 513-629-2070
Toll-free: 1-800-395-4848               Toll-free: 1-800-707-2771


Authorized for distribution only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                                    Markman                                   13

                                  FIRST CLASS

6600 France Avenue South
Minneapolis, Minnesota  55435